UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

Item 1. Reports to Stockholders

Fixed income mutual fund

Delaware Diversified Income Fund

April 30, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds by Macquarie is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds by Macquarie or obtain a prospectus for Delaware Diversified Income Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Investment Management (MIM) is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited and Macquarie Capital Investment Management, Inc.

The Funds are distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by MIMBT, a registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2016 to April 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2016 to April 30, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from November 1, 2016 to April 30, 2017 (Unaudited)

Delaware Diversified Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Annualized Expense Ratio	Expenses Paid During Period 11/1/16 to 4/30/17*
Actual Fund return†
Class A	$1,000.00	$1,006.60	0.90%	$4.48
Class C	1,000.00	1,002.90	1.65%	8.19
Class R	1,000.00	1,005.30	1.15%	5.72
Institutional Class	1,000.00	1,007.90	0.65%	3.24
Class R6	1,000.00	1,007.40	0.56%	2.79
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class C	1,000.00	1,016.61	1.65%	8.25
Class R	1,000.00	1,019.09	1.15%	5.76
Institutional Class	1,000.00	1,021.57	0.65%	3.26
Class R6	1,000.00	1,022.02	0.56%	2.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation
Delaware Diversified Income Fund	As of April 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	5.98%
Agency Commercial Mortgage-Backed Securities	1.45%
Agency Mortgage-Backed Securities	4.30%
Collateralized Debt Obligations	2.35%
Convertible Bonds	1.73%
Corporate Bonds	53.16%
Automotive	0.13%
Banking	11.21%
Basic Industry	5.08%
Brokerage	0.83%
Capital Goods	1.97%
Communications	5.43%
Consumer Cyclical	2.78%
Consumer Non-Cyclical	4.22%
Electric	5.83%
Energy	5.30%
Finance Companies	1.51%
Healthcare	0.56%
Insurance	1.60%
Media	1.23%
Natural Gas	0.08%
Real Estate	1.19%
Services	0.73%
Technology	1.81%
Transportation	1.28%
Utilities	0.39%
Loan Agreements	10.84%
Municipal Bonds	0.70%
Non-Agency Asset-Backed Securities	1.81%
Non-Agency Collateralized Mortgage Obligations	1.96%
Non-Agency Commercial Mortgage-Backed Securities	5.41%
Regional Bonds	0.31%
Sovereign Bonds	6.10%
Supranational Banks	0.61%
US Treasury Obligations	1.13%
Common Stock	0.00%
Convertible Preferred Stock	0.39%

Security type / sector allocation

Delaware Diversified Income Fund

Security type / sector	Percentage of net assets
Preferred Stock	0.71%
Short-Term Investments	1.04%
Securities Lending Collateral	2.66%
Total Value of Securities Before Options Written	102.66%
Options Written	(0.04%)
Obligation to Return Securities Lending Collateral	(2.67%)
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%

Schedule of investments
Delaware Diversified Income Fund	April 30, 2017 (Unaudited)

	Principal amount°	Value (US $)

Agency Asset-Backed Securities – 0.02%

Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.844% 9/26/33 f	737,673	$815,284
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 f	202	203
Series 2002-W11 AV1 1.331% 11/25/32 •	3,599	3,519

Total Agency Asset-Backed Securities (cost $714,152)		819,006

Agency Collateralized Mortgage Obligations – 5.98%

Fannie Mae Connecticut Avenue Securities
Series 2016-C03 1M1 2.991% 10/25/28 •	5,631,243	5,734,687
Series 2016-C04 1M1 2.441% 1/25/29 •	3,343,866	3,372,059
Series 2016-C05 2M1 2.341% 1/25/29 •	2,007,507	2,024,093
Series 2017-C01 1M1 2.291% 7/25/29 •	2,619,062	2,640,341
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	10,453	11,748
Series 2002-T4 A3 7.50% 12/25/41	108,120	122,113
Series 2002-T19 A1 6.50% 7/25/42	86,899	100,028
Series 2004-T1 1A2 6.50% 1/25/44	36,781	42,512
Fannie Mae Interest Strip
Series 265 2 9.00% 3/25/24	3,963	4,615
Series 413 167 4.50% 7/25/42 S•	197,366	47,808
Series 419 C3 3.00% 11/25/43 S	2,124,162	392,507
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.135% 2/25/42 •	11,410	12,987
Series 2002-W6 2A 6.545% 6/25/42 •	23,227	26,374
Series 2003-W1 2A 6.163% 12/25/42 •	12,802	14,737
Series 2003-W10 1A4 4.505% 6/25/43	16,839	17,719
Series 2003-W15 2A7 5.55% 8/25/43	16,472	17,421
Series 2004-W11 1A2 6.50% 5/25/44	248,907	288,770
Fannie Mae REMICs
Series 1990-92 C 7.00% 8/25/20	395	417
Series 1996-46 ZA 7.50% 11/25/26	91,105	105,722
Series 2001-50 BA 7.00% 10/25/41	48,825	55,719
Series 2002-77 Z 5.50% 12/25/32	445,880	494,359
Series 2002-83 GH 5.00% 12/25/17	10,280	10,341
Series 2002-84 DZ 5.50% 12/25/32	498,888	557,288
Series 2002-90 A2 6.50% 11/25/42	164,503	189,657
Series 2003-11 BY 5.50% 2/25/33	74,922	83,765
Series 2003-38 MP 5.50% 5/25/23	1,120,263	1,213,323
Series 2003-78 B 5.00% 8/25/23	40,083	42,880
Series 2005-70 PA 5.50% 8/25/35	347,537	393,697
Series 2007-40 PT 5.50% 5/25/37	16,687	18,512
Series 2008-15 SB 5.609% 8/25/36 S•	743,683	144,118

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2009-11 MP 7.00% 3/25/49	17,527	$21,097
Series 2009-69 HL 5.00% 9/25/39	818,066	894,460
Series 2009-94 AC 5.00% 11/25/39	2,796,045	3,043,507
Series 2010-35 AB 5.00% 11/25/49	115,794	131,189
Series 2010-43 HJ 5.50% 5/25/40	880,181	1,019,474
Series 2010-96 DC 4.00% 9/25/25	7,394,316	7,889,873
Series 2010-129 SM 5.009% 11/25/40 S•	5,725,715	929,282
Series 2011-105 FP 1.391% 6/25/41 •	21,260	21,205
Series 2012-19 HB 4.00% 1/25/42	585,879	611,205
Series 2012-19 NI 3.50% 10/25/31 S	3,099,872	401,855
Series 2012-98 MI 3.00% 8/25/31 S	7,721,887	827,162
Series 2012-99 AI 3.50% 5/25/39 S	2,779,427	320,378
Series 2012-120 WI 3.00% 11/25/27 S	6,267,658	630,323
Series 2012-122 SD 5.109% 11/25/42 S•	12,231,106	2,487,532
Series 2012-139 NS 5.709% 12/25/42 S•	2,720,301	632,833
Series 2013-2 LZ 3.00% 2/25/43	1,022,979	986,769
Series 2013-7 EI 3.00% 10/25/40 S	4,158,030	544,714
Series 2013-20 IH 3.00% 3/25/33 S	2,437,770	340,698
Series 2013-23 IL 3.00% 3/25/33 S	2,244,804	306,458
Series 2013-26 ID 3.00% 4/25/33 S	10,070,430	1,405,152
Series 2013-31 MI 3.00% 4/25/33 S	3,502,188	496,167
Series 2013-38 AI 3.00% 4/25/33 S	9,660,105	1,329,416
Series 2013-43 IX 4.00% 5/25/43 S	23,410,393	5,410,846
Series 2013-44 DI 3.00% 5/25/33 S	29,329,150	4,645,180
Series 2013-44 Z 3.00% 5/25/43	141,171	135,479
Series 2013-45 PI 3.00% 5/25/33 S	760,397	105,949
Series 2013-55 AI 3.00% 6/25/33 S	9,387,292	1,330,691
Series 2013-59 PY 2.50% 6/25/43	514,000	475,881
Series 2013-62 PY 2.50% 6/25/43	105,000	98,128
Series 2013-69 IJ 3.00% 7/25/33 S	1,753,067	246,657
Series 2013-72 ZL 3.50% 7/25/43	195,613	194,279
Series 2013-103 SK 4.929% 10/25/43 S•	9,044,604	2,111,451
Series 2014-21 ID 3.50% 6/25/33 S	99,100	12,841
Series 2014-36 ZE 3.00% 6/25/44	4,438,411	4,136,518
Series 2014-68 BS 5.159% 11/25/44 S•	8,092,293	1,695,170
Series 2014-72 ZJ 3.00% 11/25/44	426,906	415,121
Series 2014-77 AI 3.00% 10/25/40 S	408,352	45,588
Series 2014-85 IB 3.00% 12/25/44 S	1,401,137	268,810
Series 2014-90 SA 5.159% 1/25/45 S•	22,364,659	4,421,334
Series 2015-27 SA 5.459% 5/25/45 S•	3,033,599	609,905
Series 2015-31 ZD 3.00% 5/25/45	683,772	659,431
Series 2015-34 OK 0.887% 3/25/44 Ω	920,667	825,083

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2015-40 GZ 3.50% 5/25/45	1,999,959	$1,959,206
Series 2015-43 PZ 3.50% 6/25/45	2,096,277	2,144,348
Series 2015-44 Z 3.00% 9/25/43	9,308,596	9,085,047
Series 2015-56 MI 3.50% 10/25/41 S	2,531,111	431,499
Series 2015-66 KI 3.00% 9/25/45 S	2,597,986	378,336
Series 2015-89 AZ 3.50% 12/25/45	1,502,583	1,494,303
Series 2015-90 AZ 3.00% 6/25/41	581,160	529,995
Series 2015-95 SH 5.009% 1/25/46 S•	6,933,183	1,632,016
Series 2016-23 AI 3.50% 2/25/41 S	2,410,619	350,147
Series 2016-33 DI 3.50% 6/25/36 S	11,340,864	1,739,234
Series 2016-40 ZC 3.00% 7/25/46	1,588,164	1,469,516
Series 2016-55 SK 5.009% 8/25/46 S•	5,689,281	1,446,267
Series 2016-62 SA 5.009% 9/25/46 S•	11,068,925	2,659,672
Series 2016-74 GS 5.009% 10/25/46 S•	7,339,681	1,871,874
Series 2016-79 JS 5.059% 11/25/46 S•	5,702,411	1,274,122
Series 2016-85 SA 5.009% 11/25/46 S•	11,055,889	2,647,547
Series 2016-90 CI 3.00% 2/25/45 S	810,985	122,904
Series 2016-99 DI 3.50% 1/25/46 S	3,115,910	516,628
Series 2016-105 SA 5.009% 1/25/47 S•	7,462,134	1,709,332
Series 2017-6 NI 3.50% 3/25/46 S	645,712	111,564
Series 2017-8 BZ 3.00% 2/25/47	5,017,443	4,611,544
Series 2017-8 SG 5.009% 2/25/47 S•	9,127,663	2,076,820
Series 2017-11 EI 3.00% 3/25/42 S	8,956,224	1,162,611
Series 2017-16 SM 5.059% 3/25/47 S•	11,332,580	2,515,449
Series 2017-16 WI 3.00% 1/25/45 S	1,963,824	264,706
Series 2017-16 YT 3.00% 7/25/46	1,319,000	1,309,267
Series 2017-25 GS 5.709% 4/25/47 S•	12,118,574	2,273,934
Series 2017-40 GZ 3.50% 5/25/47	1,540,000	1,491,623
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	104,967	116,811
Series 2326 ZQ 6.50% 6/15/31	315,746	357,577
Series 2621 QH 5.00% 5/15/33	37,570	41,536
Series 2624 QH 5.00% 6/15/33	32,480	35,735
Series 2708 ZD 5.50% 11/15/33	35,453	39,984
Series 2717 MH 4.50% 12/15/18	9,072	9,312
Series 2809 DC 4.50% 6/15/19	156,580	160,706
Series 2981 NE 5.00% 5/15/35	9,706	10,720
Series 3123 HT 5.00% 3/15/26	16,967	18,235
Series 3139 ZT 5.50% 4/15/36	127,004	145,625
Series 3150 EQ 5.00% 5/15/26	22,814	24,415
Series 3232 KF 1.444% 10/15/36 •	36,242	36,417
Series 3239 EF 1.344% 11/15/36 •	7,812	7,800

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 3290 PE 5.50% 3/15/37	169,260	$193,171
Series 3574 D 5.00% 9/15/39	115,555	126,852
Series 3578 EO 0.494% 5/15/37 Ω	723,855	685,583
Series 3662 ZB 5.50% 8/15/36	201,226	224,427
Series 4050 EI 4.00% 2/15/39 S	6,635,295	708,465
Series 4065 DE 3.00% 6/15/32	1,626,000	1,655,498
Series 4097 VY 1.50% 8/15/42	341,521	283,092
Series 4109 AI 3.00% 7/15/31 S	14,258,102	1,556,028
Series 4120 IK 3.00% 10/15/32 S	12,166,137	1,698,806
Series 4122 LI 3.00% 10/15/27 S	609,629	63,791
Series 4136 EZ 3.00% 11/15/42	3,035,921	3,047,313
Series 4142 HA 2.50% 12/15/32	475,748	479,772
Series 4146 IA 3.50% 12/15/32 S	6,395,229	997,042
Series 4150 PQ 2.50% 1/15/43	316,957	288,816
Series 4153 IB 2.50% 1/15/28 S	3,274,562	288,236
Series 4156 AI 3.00% 10/15/31 S	3,134,252	346,307
Series 4158 ZT 3.00% 1/15/43	235,599	223,121
Series 4159 KS 5.156% 1/15/43 S•	5,730,656	1,337,993
Series 4161 IM 3.50% 2/15/43 S	1,678,721	379,415
Series 4171 MN 3.00% 2/15/43	739,000	721,433
Series 4171 Z 3.00% 2/15/43	1,100,002	1,039,057
Series 4180 ZB 3.00% 3/15/43	767,984	762,121
Series 4181 DI 2.50% 3/15/33 S	3,815,780	464,469
Series 4184 GS 5.126% 3/15/43 S•	6,207,256	1,436,183
Series 4185 LI 3.00% 3/15/33 S	7,175,261	1,004,303
Series 4191 CI 3.00% 4/15/33 S	3,045,986	426,947
Series 4217 HI 2.50% 6/15/28 S	625,602	57,436
Series 4251 KI 2.50% 4/15/28 S	474,377	29,936
Series 4342 CI 3.00% 11/15/33 S	2,226,599	283,313
Series 4356 GZ 2.00% 1/15/43	146,613	125,405
Series 4389 ZC 3.00% 9/15/44	867,350	837,668
Series 4391 GZ 2.50% 12/15/40	107,988	103,789
Series 4403 CZ 3.00% 10/15/44	124,174	116,401
Series 4435 DY 3.00% 2/15/35	6,624,571	6,639,871
Series 4453 DI 3.50% 11/15/33 S	2,924,527	367,979
Series 4479 TI 4.00% 7/15/34 S	1,261,751	203,959
Series 4494 SA 5.186% 7/15/45 S•	1,560,464	340,710
Series 4520 AI 3.50% 10/15/35 S	1,701,529	272,868
Series 4567 LI 4.00% 8/15/45 S	264,226	49,655
Series 4574 AI 3.00% 4/15/31 S	7,117,798	905,726
Series 4581 LI 3.00% 5/15/36 S	2,729,924	376,812
Series 4594 SG 5.006% 6/15/46 S•	16,758,637	4,114,954

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4609 QZ 3.00% 8/15/46	2,004,252	$1,818,961
Series 4614 HB 2.50% 9/15/46	2,842,000	2,575,564
Series 4618 SA 5.006% 9/15/46 S•	3,368,462	831,898
Series 4623 LZ 2.50% 10/15/46	2,466,392	2,144,394
Series 4623 MW 2.50% 10/15/46	2,880,000	2,649,099
Series 4625 PZ 3.00% 6/15/46	1,264,807	1,193,023
Series 4631 GS 5.006% 11/15/46 S•	11,990,637	2,658,414
Series 4636 NZ 3.00% 12/15/46	3,121,016	2,946,091
Series 4648 MZ 3.00% 6/15/46	543,053	517,236
Series 4648 ND 3.00% 9/15/46	428,000	413,948
Series 4648 SA 5.006% 1/15/47 S•	8,015,487	1,853,297
Series 4650 JE 3.00% 7/15/46	519,000	500,150
Series 4655 WI 3.50% 8/15/43 S	3,262,348	503,039
Series 4657 JZ 3.50% 2/15/47	604,511	623,991
Series 4657 NW 3.00% 4/15/45	678,000	676,690
Series 4657 PS 5.006% 2/15/47 S•	8,397,614	1,898,990
Series 4660 GI 3.00% 8/15/43 S	2,363,745	366,402
Series 4663 AI 3.00% 3/15/42 S	5,664,865	791,872
Series 4664 ZC 3.00% 9/15/45	524,308	496,600
Series 4676 KZ 2.50% 7/15/45	1,565,248	1,353,437
Freddie Mac Strips
Series 19 F 1.528% 6/1/28 •	1,462	1,448
Series 267 S5 5.006% 8/15/42 S•	7,832,283	1,653,174
Series 284 S6 5.106% 10/15/42 S•	6,527,404	1,407,066
Series 299 S1 5.006% 1/15/43 S•	5,941,500	1,187,360
Series 303 151 4.336% 12/15/42 S•	919,351	226,819
Series 319 S2 5.006% 11/15/43 S•	2,335,463	536,692
Series 326 S2 4.956% 3/15/44 S•	5,928,635	1,229,226
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN4 M2 3.391% 10/25/24 •	109,779	109,976
Series 2015-DNA3 M2 3.841% 4/25/28 •	3,252,031	3,377,507
Series 2015-HQA1 M2 3.641% 3/25/28 •	2,181,197	2,239,471
Series 2015-HQA2 M2 3.791% 5/25/28 •	2,499,813	2,584,511
Series 2016-DNA1 M2 3.891% 7/25/28 •	1,585,000	1,653,176
Series 2016-DNA3 M2 2.991% 12/25/28 •	1,485,000	1,520,571
Series 2016-DNA4 M2 2.291% 3/25/29 •	1,225,000	1,235,479
Series 2016-HQA2 M2 3.241% 11/25/28 •	1,720,000	1,778,437
Series 2017-DNA1 M2 4.241% 7/25/29 •	4,500,000	4,589,941
Freddie Mac Structured Pass Through Certificates
Series T-42 A5 7.50% 2/25/42 ◆	69,928	81,768
Series T-54 2A 6.50% 2/25/43 ◆	20,116	23,768
Series T-58 2A 6.50% 9/25/43 ◆	438,127	509,351

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2012-136 MX 2.00% 11/20/42	1,130,000	$1,036,741
Series 2012-145 PY 2.00% 12/20/42	1,923,000	1,735,258
Series 2013-113 AZ 3.00% 8/20/43	8,040,563	7,743,408
Series 2013-113 LY 3.00% 5/20/43	817,000	814,256
Series 2015-64 GZ 2.00% 5/20/45	3,010,112	2,490,688
Series 2015-133 AL 3.00% 5/20/45	9,636,978	9,388,562
Series 2015-139 EY 2.50% 9/16/45	1,548,000	1,440,720
Series 2015-142 AI 4.00% 2/20/44 S	2,091,085	272,378
Series 2016-5 GL 3.00% 7/20/45	251,000	247,825
Series 2016-49 PZ 3.00% 11/16/45	324,581	304,838
Series 2016-74 PL 3.00% 5/20/46	1,227,000	1,204,257
Series 2016-80 JZ 3.00% 6/20/46	356,799	350,264
Series 2016-89 QS 5.057% 7/20/46 S•	5,165,172	1,283,365
Series 2016-111 PB 2.50% 8/20/46	2,739,000	2,499,269
Series 2016-118 DI 3.50% 3/20/43 S	11,751,481	1,794,955
Series 2016-120 MW 2.00% 9/20/46	1,614,000	1,378,901
Series 2016-120 NS 5.107% 9/20/46 S•	11,949,915	3,010,328
Series 2016-121 JS 5.107% 9/20/46 S•	8,685,047	2,069,026
Series 2016-134 MW 3.00% 10/20/46	461,000	464,221
Series 2016-134 MZ 3.00% 10/20/46	3,197,546	3,080,729
Series 2016-146 KS 5.107% 10/20/46 S•	3,672,204	886,021
Series 2016-147 ST 5.057% 10/20/46 S•	5,664,306	1,313,029
Series 2016-149 GI 4.00% 11/20/46 S	5,257,493	1,124,967
Series 2016-156 PB 2.00% 11/20/46	1,707,124	1,397,156
Series 2016-160 GI 3.50% 11/20/46 S	7,081,666	1,672,600
Series 2016-160 VZ 2.50% 11/20/46	816,452	679,704
Series 2016-163 MI 3.50% 11/20/46 S	5,776,473	729,857
Series 2016-163 XI 3.00% 10/20/46 S	8,344,192	1,078,385
Series 2016-171 IP 3.00% 3/20/46 S	7,280,977	1,153,987
Series 2017-4 BW 3.00% 1/20/47	495,000	471,920
Series 2017-10 IB 4.00% 1/20/47 S	7,294,115	1,702,524
Series 2017-10 KZ 3.00% 1/20/47	554,135	507,850
Series 2017-18 GM 2.50% 2/20/47	421,000	391,509
Series 2017-25 CZ 3.50% 2/20/47	2,116,949	2,134,619
Series 2017-26 SA 5.107% 2/20/47 S•	7,463,129	1,592,404
Vendee Mortgage Trust
Series 2000-1 1A 6.408% 1/15/30 •	15,011	16,790

Total Agency Collateralized Mortgage Obligations (cost $278,726,886)		269,066,663

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities – 1.45%

Freddie Mac Multifamily Structured Pass Through Certificates
Series K037 A2 3.49% 1/25/24 ◆	6,450,000	$6,873,333
Series K725 A2 3.002% 1/25/24 ◆	4,960,000	5,111,429
Series KS03 A4 3.161% 5/25/25 ◆•	4,250,000	4,323,715
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.79% 11/25/49 #•	2,195,000	2,332,193
Series 2011-K12 B 144A 4.492% 1/25/46 #•	3,186,000	3,385,508
Series 2011-K13 B 144A 4.767% 1/25/48 #•	1,380,000	1,477,908
Series 2011-K14 B 144A 5.341% 2/25/47 #•	3,335,000	3,655,881
Series 2011-K15 B 144A 5.116% 8/25/44 #•	485,000	529,251
Series 2011-K704 B 144A 4.69% 10/25/30 #•	3,045,000	3,129,213
Series 2012-K18 B 144A 4.40% 1/25/45 #•	2,450,000	2,604,038
Series 2012-K22 B 144A 3.811% 8/25/45 #•	4,285,000	4,438,096
Series 2012-K23 B 144A 3.781% 10/25/45 #•	7,400,000	7,649,253
Series 2012-K708 B 144A 3.883% 2/25/45 #•	4,225,000	4,318,985
Series 2013-K32 B 144A 3.651% 10/25/46 #•	2,800,000	2,861,417
Series 2013-K33 B 144A 3.617% 8/25/46 #•	4,285,000	4,368,670
Series 2013-K712 B 144A 3.48% 5/25/45 #•	2,220,000	2,268,117
Series 2013-K713 B 144A 3.274% 4/25/46 #•	1,355,000	1,382,383
Series 2013-K713 C 144A 3.274% 4/25/46 #•	4,400,000	4,430,066

Total Agency Commercial Mortgage-Backed Securities (cost $64,703,155)		65,139,456

Agency Mortgage-Backed Securities – 4.30%

Fannie Mae ARM
2.531% 12/1/46 •	7,588,819	7,631,561
Fannie Mae S.F. 30 yr
4.50% 4/1/39	676,542	733,410
4.50% 7/1/39	832,657	904,811
4.50% 9/1/39	672,035	729,909
4.50% 11/1/39	2,181,509	2,379,204
4.50% 7/1/40	766,592	831,934
4.50% 8/1/40	966,380	1,047,294
4.50% 1/1/42	913,342	991,733
4.50% 12/1/43	431,851	470,123
4.50% 10/1/44	1,344,975	1,462,440
5.50% 1/1/34	2,597	2,939
5.50% 11/1/34	1,069,179	1,198,801
5.50% 4/1/35	1,824	2,046
5.50% 8/1/37	5,648,568	6,334,054
5.50% 3/1/38	504,471	567,185
5.50% 12/1/39	1,220,555	1,363,728
5.50% 7/1/40	1,828,931	2,049,073

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 6/1/41	4,703,205	$5,272,847
5.50% 9/1/41	2,592,088	2,946,135
5.50% 5/1/44	67,469,085	75,519,058
6.00% 4/1/32	9,122	10,457
6.00% 8/1/34	198,761	227,212
6.00% 11/1/34	9,375	10,690
6.00% 12/1/34	2,090	2,388
6.00% 7/1/35	46,091	52,445
6.00% 9/1/35	71,841	81,646
6.00% 10/1/35	28,797	32,781
6.00% 11/1/35	17,510	20,103
6.00% 12/1/35	318,491	362,199
6.00% 3/1/36	1,163,901	1,323,773
6.00% 6/1/36	215,681	245,007
6.00% 7/1/36	16,101	18,258
6.00% 9/1/36	853,550	988,430
6.00% 12/1/36	167,311	190,747
6.00% 5/1/37	66,070	75,326
6.00% 6/1/37	93,061	106,234
6.00% 7/1/37	75,020	84,980
6.00% 8/1/37	148,935	170,020
6.00% 3/1/38	219,480	250,966
6.00% 5/1/38	689,543	781,626
6.00% 6/1/38	251,194	287,128
6.00% 9/1/38	510,080	584,340
6.00% 10/1/38	132,337	151,888
6.00% 11/1/38	429,893	491,420
6.00% 12/1/38	232,354	264,959
6.00% 2/1/39	37,489	43,082
6.00% 9/1/39	42,531	48,927
6.00% 10/1/39	7,097,571	8,149,471
6.00% 3/1/40	771,167	873,553
6.00% 7/1/40	2,579,938	2,922,470
6.00% 11/1/40	274,620	315,366
6.00% 5/1/41	1,394,943	1,580,146
6.00% 7/1/41	5,271,808	6,025,160
6.50% 2/1/36	508,713	582,098
6.50% 8/1/36	23,430	26,044
6.50% 9/1/36	2,802	3,179
6.50% 11/1/36	228,407	258,371
6.50% 3/1/37	437,313	501,872
6.50% 12/1/37	165,198	185,772

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.50% 3/1/40	592,068	$670,475
6.50% 5/1/40	1,205,542	1,362,511
7.00% 12/1/37	4,314	4,607
7.50% 1/1/31	726	829
7.50% 3/1/32	8,942	10,264
7.50% 4/1/32	11,310	12,717
7.50% 6/1/34	20,280	23,185
Freddie Mac ARM
2.553% 10/1/46 •	2,030,723	2,042,453
3.105% 3/1/46 •	3,500,330	3,597,254
Freddie Mac S.F. 30 yr
4.50% 4/1/39	396,456	430,310
4.50% 8/1/44	1,720,452	1,860,808
5.50% 3/1/34	207,269	233,133
5.50% 12/1/34	194,040	218,247
5.50% 12/1/35	224,468	252,800
5.50% 9/1/37	258,402	286,634
5.50% 4/1/38	849,933	942,973
5.50% 1/1/39	710,009	796,262
5.50% 6/1/39	190,128	210,881
5.50% 6/1/41	5,393,065	6,053,210
6.00% 2/1/36	2,689,838	3,065,216
6.00% 3/1/36	1,229,572	1,408,528
6.00% 10/1/36	1,254	1,440
6.00% 9/1/37	466,523	528,594
6.00% 8/1/38	2,358,225	2,698,008
6.00% 10/1/38	67,552	77,457
6.00% 5/1/40	1,374,731	1,559,912
6.00% 7/1/40	3,679,221	4,175,104
6.50% 12/1/31	278,105	314,887
6.50% 8/1/38	87,843	97,789
6.50% 4/1/39	305,963	344,384
7.00% 11/1/33	115,837	133,731
GNMA I S.F. 30 yr
5.50% 2/15/41	1,404,442	1,569,771
7.00% 12/15/34	1,426,797	1,683,656
GNMA II S.F. 30 yr
5.50% 5/20/37	1,285,653	1,430,066
5.50% 4/20/40	986,842	1,078,425
6.00% 2/20/39	1,376,326	1,561,849
6.00% 10/20/39	4,496,352	5,026,981
6.00% 2/20/40	4,669,978	5,342,205

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

GNMA II S.F. 30 yr
6.00% 4/20/46	1,545,241	$1,732,322

Total Agency Mortgage-Backed Securities (cost $193,502,854)		193,608,697

Collateralized Debt Obligations – 2.35%

Anchorage Capital CLO 6
Series 2015-6A A1 144A 2.698% 4/15/27 #•	2,290,000	2,291,285
Avery Point III CLO
Series 2013-3A A 144A 2.558% 1/18/25 #•	5,500,000	5,500,000
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 2.646% 1/20/29 #•	14,000,000	14,038,248
Benefit Street Partners CLO VI
Series 2015-VIA A1A 144A 2.708% 4/18/27 #•	2,750,000	2,750,913
BlueMountain CLO
Series 2015-2A A1 144A 2.588% 7/18/27 #•	2,450,000	2,456,145
Cedar Funding III CLO
Series 2014-3A A1 144A 2.582% 5/20/26 #•	5,330,000	5,331,093
Cedar Funding IV CLO
Series 2014-4A AR 144A 2.386% 7/23/30 #•	4,000,000	3,998,000
Cedar Funding VI CLO
Series 2016-6A A1 144A 2.352% 10/20/28 #•	5,210,000	5,220,305
CIFC Funding
Series 2013-2A A1L 144A 2.308% 4/21/25 #•	10,000,000	9,994,960
GoldenTree Loan Management US CLO 1
Series 2017-1A A 144A 2.404% 4/20/29 #•	5,005,000	5,025,305
Hull Street CLO
Series 2014-1A AR 144A 2.378% 10/18/26 #•	3,000,000	2,998,485
Magnetite IX
Series 2014-9A A1 144A 2.576% 7/25/26 #•	13,880,000	13,892,811
Neuberger Berman CLO XVII
Series 2014-17A A 144A 2.504% 8/4/25 #•	5,675,000	5,672,265
Neuberger Berman CLO XIX
Series 2015-19A A1 144A 2.578% 7/15/27 #•	8,000,000	8,002,816
Shackleton CLO
Series 2014-5A A 144A 2.534% 5/7/26 #•	7,115,000	7,115,000
TIAA CLO
Series 2017-1A A 144A 2.49% 4/20/29 #•	4,185,000	4,182,899
Venture CDO
Series 2016-25A A1 144A 2.487% 4/20/29 #•	2,085,000	2,091,530
Venture XXIV CLO
Series 2016-24A A1D 144A 2.576% 10/20/28 #•	5,335,000	5,341,658

Total Collateralized Debt Obligations (cost $105,629,829)		105,903,718

	Principal amount°	Value (US $)

Convertible Bonds – 1.73%

Aerojet Rocketdyne Holdings 144A 2.25% exercise price $26.00, maturity date 12/15/23 #	491,000	$543,169
Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18	1,222,000	1,273,935
Ares Capital 144A 3.75% exercise price $19.39, maturity date 2/1/22 #	497,000	502,591
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	1,109,000	1,380,012
Blackhawk Network Holdings 144A 1.50% exercise price $49.83, maturity date 1/15/22 #*	2,107,000	2,293,996
Blackstone Mortgage Trust 5.25% exercise price $27.99, maturity date 12/1/18	3,590,000	4,090,356
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	3,427,000	3,397,014
Cemex 3.72% exercise price $11.45, maturity date 3/15/20 *	1,348,000	1,540,933
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18 *	2,642,000	2,633,744
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	1,095,000	1,407,759
Clearwire Communications 144A 7.08% exercise price $7.08, maturity date 12/1/40 #	2,469,000	2,551,711
DISH Network 144A 2.375% exercise price $82.22, maturity date 3/15/24 #*	1,943,000	2,026,792
DISH Network 144A 3.375% exercise price $65.18, maturity date 8/15/26 #	518,000	636,493
GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18	1,727,000	1,667,634
General Cable 4.50% exercise price $31.33, maturity date 11/15/29 f	3,176,000	2,499,115
HealthSouth 2.00% exercise price $36.73, maturity date 12/1/43	2,036,000	2,678,613
Helix Energy Solutions Group 4.25% exercise price $13.89, maturity date 5/1/22	2,354,000	2,175,979
Hercules Capital 144A 4.375% exercise price $16.41, maturity date 2/1/22 #	1,191,000	1,238,640
Hologic 2.00% exercise price $31.18, maturity date 3/1/42 f	1,198,000	1,751,326
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	1,793,000	1,901,701
Insulet 144A 1.25% exercise price $58.37, maturity date 9/15/21 #	1,036,000	1,053,483
Jefferies Group 3.875% exercise price $43.83, maturity date 11/1/29	2,476,000	2,500,760
Knowles 144A 3.25% exercise price $18.43, maturity date 11/1/21 #	1,455,000	1,763,278

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)

Convertible Bonds (continued)

Liberty Interactive 144A 1.75% exercise price $341.10,maturity date 9/30/46 #	1,389,000	$1,638,152
Liberty Media 144A 2.25% exercise price $104.55, maturity date 9/30/46 #	512,000	560,320
Medicines 144A 2.75% exercise price $48.97, maturity date 7/15/23 #	1,390,000	1,694,063
Neurocrine Biosciences 144A 2.25% exercise price $75.92, maturity date 5/15/24 #	371,000	385,840
New Mountain Finance 5.00% exercise price $15.80, maturity date 6/15/19	1,630,000	1,687,050
Novellus Systems 2.625% exercise price $33.72, maturity date 5/15/41	477,000	2,043,647
NuVasive 2.25% exercise price $59.82, maturity date 3/15/21	850,000	1,135,281
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	1,850,000	2,165,656
ON Semiconductor 1.00% exercise price $18.50, maturity date 12/1/20 *	1,489,000	1,577,409
Pacira Pharmaceuticals 144A 2.375% exercise price $66.89, maturity date 4/1/22 #	1,874,000	2,000,495
PDC Energy 1.125% exercise price $85.38, maturity date 9/15/21	1,122,000	1,089,041
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	2,464,000	2,527,140
Silicon Laboratories 144A 1.375% exercise price $92.81,maturity date 3/1/22 #	188,000	198,223
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18	2,642,000	2,825,289
Spirit Realty Capital 3.75% exercise price $13.00, maturity date 5/15/21 *	1,920,000	1,981,210
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19 *	1,481,000	1,269,958
Vector Group 1.75% exercise price $23.46, maturity date 4/15/20 •	2,229,000	2,567,529
Vector Group 2.50% exercise price $15.22, maturity date 1/15/19 •	978,000	1,443,117
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20 *	2,750,000	2,808,451
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21 *	2,751,000	2,663,312

Total Convertible Bonds (cost $72,798,428)		77,770,217

Corporate Bonds – 53.16%

Automotive – 0.13%
Allison Transmission 144A 5.00% 10/1/24 #	1,388,000	1,417,495

		Principal amount°	Value (US $)

Corporate Bonds (continued)

Automotive (continued)
Goodyear Tire & Rubber
4.875% 3/15/27		1,900,000	$1,904,750
5.00% 5/31/26		2,535,000	2,607,881

			5,930,126

Banking – 11.21%
Akbank 144A 7.20% 3/16/27 #•		4,060,000	4,299,199
Ally Financial 5.75% 11/20/25 *		2,200,000	2,260,500
ANZ New Zealand International 144A 2.60% 9/23/19 #		1,300,000	1,313,441
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #		5,320,000	5,510,030
Banco Santander
3.50% 4/11/22		1,600,000	1,618,440
4.25% 4/11/27		6,000,000	6,081,036
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	1,736,000	1,301,355
Bank of America
2.881% 4/24/23 •		1,040,000	1,039,800
3.30% 8/5/21	AUD	1,420,000	1,065,995
3.705% 4/24/28 *•		20,130,000	20,198,724
4.183% 11/25/27		7,905,000	7,976,880
4.443% 1/20/48 •		5,970,000	6,047,783
Bank of New York Mellon
2.20% 8/16/23		7,740,000	7,497,173
2.50% 4/15/21		8,505,000	8,578,628
3.442% 2/7/28 •		5,365,000	5,479,130
4.625% 12/29/49 •		7,155,000	7,065,563
Barclays
4.337% 1/10/28		3,650,000	3,739,352
4.95% 1/10/47		2,540,000	2,618,946
8.25% 12/29/49 •		7,590,000	8,093,710
BBVA Bancomer
144A 6.50% 3/10/21 #*		3,865,000	4,241,837
144A 7.25% 4/22/20 #		935,000	1,035,606
BGEO Group 144A 6.00% 7/26/23 #		3,380,000	3,417,687
Citigroup
3.75% 10/27/23	AUD	2,222,000	1,673,990
4.281% 4/24/48 •		3,310,000	3,268,274
Citizens Bank 2.55% 5/13/21		1,975,000	1,980,810
Citizens Financial Group
2.375% 7/28/21		485,000	481,785
4.30% 12/3/25		4,810,000	5,016,498
Compass Bank 3.875% 4/10/25		5,505,000	5,427,765
Cooperatieve Rabobank
2.50% 9/4/20	NOK	8,100,000	981,509

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
Cooperatieve Rabobank
3.75% 7/21/26		5,565,000	$5,532,411
Credit Suisse Group
144A 4.282% 1/9/28 #		17,536,000	17,846,826
144A 6.25% 12/29/49 #•		11,640,000	12,163,334
Credit Suisse Group Funding Guernsey 4.55% 4/17/26		5,740,000	6,034,617
Fifth Third Bancorp 2.875% 7/27/20		2,295,000	2,341,428
Fifth Third Bank
2.25% 6/14/21		6,370,000	6,347,737
3.85% 3/15/26		2,435,000	2,475,762
Goldman Sachs Group
3.08% 8/21/19 •	AUD	2,390,000	1,803,589
3.55% 2/12/21	CAD	1,500,000	1,162,628
3.85% 1/26/27		5,950,000	6,057,308
5.15% 5/22/45		8,325,000	8,826,856
5.20% 12/17/19	NZD	1,444,000	1,033,597
HSBC Holdings 4.375% 11/23/26		2,300,000	2,360,235
ICICI Bank 144A 4.00% 3/18/26 #*		5,100,000	5,104,024
ING Groep
3.15% 3/29/22		1,475,000	1,496,638
3.95% 3/29/27		5,525,000	5,658,876
JPMorgan Chase & Co.
2.776% 4/25/23 •		855,000	854,831
3.50% 12/18/26	GBP	986,000	1,444,136
3.54% 5/1/28 •		4,345,000	4,334,111
4.25% 11/2/18	NZD	5,735,000	3,996,602
4.25% 10/1/27		5,835,000	6,048,520
4.26% 2/22/48 •		9,175,000	9,308,441
6.75% 8/29/49 *•		4,475,000	5,053,394
KeyBank 6.95% 2/1/28		17,740,000	22,345,925
KeyCorp 5.00% 12/29/49 •		7,365,000	7,383,413
Kreditanstalt fuer Wiederaufbau 5.25% 5/19/17	NOK	1,500,000	175,085
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	4,880,000	3,678,475
Lloyds Banking Group
3.00% 1/11/22		4,240,000	4,272,351
7.50% 4/30/49 •		4,180,000	4,514,400
Morgan Stanley
3.125% 8/5/21	CAD	999,000	764,555
3.95% 4/23/27		7,495,000	7,541,716
4.375% 1/22/47		12,320,000	12,444,050
5.00% 9/30/21	AUD	1,489,000	1,194,611
Nationwide Building Society 144A 4.00% 9/14/26 #		7,915,000	7,845,554

		Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
PNC Bank
2.30% 6/1/20		8,920,000	$8,974,127
2.45% 11/5/20		505,000	509,109
2.625% 2/17/22		2,960,000	2,993,777
PNC Financial Services Group 5.00% 12/29/49 •		5,800,000	5,872,094
Popular 7.00% 7/1/19		3,170,000	3,312,650
Royal Bank of Scotland Group
3.875% 9/12/23		9,240,000	9,269,476
8.625% 12/29/49 •		8,640,000	9,348,480
Santander UK 144A 5.00% 11/7/23 #		4,115,000	4,337,017
Santander UK Group Holdings
2.875% 10/16/20		2,465,000	2,480,872
3.571% 1/10/23		3,330,000	3,367,959
State Street 2.55% 8/18/20		5,230,000	5,337,942
SunTrust Banks
2.70% 1/27/22		5,605,000	5,626,652
3.30% 5/15/26		2,845,000	2,792,114
5.05% 6/15/22 •		485,000	487,917
Swedbank 144A 2.65% 3/10/21 #		6,150,000	6,211,303
Toronto-Dominion Bank
2.125% 4/7/21		4,390,000	4,372,646
2.50% 12/14/20		3,650,000	3,696,574
3.625% 9/15/31 •		5,670,000	5,629,244
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #		610,000	622,575
144A 6.25% 4/20/21 #		3,965,000	4,222,130
UBS Group 6.875% 12/29/49 •		2,760,000	2,916,851
UBS Group Funding Jersey
144A 2.65% 2/1/22 #		4,075,000	4,021,768
144A 3.00% 4/15/21 #		1,925,000	1,940,196
144A 4.125% 9/24/25 #		5,345,000	5,496,360
144A 4.125% 4/15/26 #		4,570,000	4,727,884
UBS Group Funding Switzerland
144A 3.491% 5/23/23 #		4,485,000	4,560,155
144A 4.253% 3/23/28 #		1,730,000	1,792,877
US Bancorp
3.10% 4/27/26		7,010,000	6,953,450
3.15% 4/27/27		585,000	586,258
USB Capital IX 3.50% 10/29/49 •		27,182,000	23,444,475
Wells Fargo & Co.
3.00% 7/27/21	AUD	2,492,000	1,852,043

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
Wells Fargo & Co.
3.069% 1/24/23		17,990,000	$18,210,719
3.50% 9/12/29	GBP	1,700,000	2,465,158
4.75% 12/7/46		2,720,000	2,807,774
Wells Fargo Capital X 5.95% 12/15/36		470,000	509,950
Westpac Banking 4.322% 11/23/31 •		4,525,000	4,651,772
Woori Bank 144A 4.75% 4/30/24 #		3,670,000	3,800,039
Zions Bancorporation 4.50% 6/13/23		5,380,000	5,672,096

			504,631,965

Basic Industry – 5.08%
ArcelorMittal 6.125% 6/1/25 *		1,611,000	1,816,080
Barrick North America Finance 5.75% 5/1/43		3,475,000	4,079,702
BHP Billiton Finance 3.25% 9/25/24	GBP	472,000	678,332
BHP Billiton Finance USA 144A 6.25% 10/19/75 #*•		12,410,000	13,514,490
BMC East 144A 5.50% 10/1/24 #		230,000	240,063
Boise Cascade 144A 5.625% 9/1/24 #		3,705,000	3,825,413
Builders FirstSource
144A 5.625% 9/1/24 #		3,430,000	3,571,487
144A 10.75% 8/15/23 #		340,000	398,650
Cemex 144A 7.75% 4/16/26 #*		4,180,000	4,775,650
Cemex Finance
144A 6.00% 4/1/24 #*		240,000	254,400
144A 9.375% 10/12/22 #		1,275,000	1,375,406
CF Industries 6.875% 5/1/18		9,229,000	9,664,609
Cliffs Natural Resources 144A 5.75% 3/1/25 #*		1,085,000	1,055,163
Dow Chemical 8.55% 5/15/19		33,171,000	37,482,103
Evraz Group 144A 5.375% 3/20/23 #		4,000,000	4,029,800
Freeport-McMoRan
4.55% 11/14/24 *		3,040,000	2,871,280
144A 6.875% 2/15/23 #		1,985,000	2,099,137
Georgia-Pacific 8.00% 1/15/24		15,521,000	19,992,740
Glencore Funding 144A 4.00% 3/27/27 #		2,605,000	2,598,435
HD Supply 144A 5.75% 4/15/24 #		2,550,000	2,715,750
Hexion 144A 10.375% 2/1/22 #*		200,000	206,000
Hudbay Minerals
144A 7.25% 1/15/23 #		30,000	32,063
144A 7.625% 1/15/25 #		1,590,000	1,711,237
International Paper 4.40% 8/15/47		5,650,000	5,550,074
INVISTA Finance 144A 4.25% 10/15/19 #		6,085,000	6,282,763
James Hardie International Finance 144A
5.875% 2/15/23 #		350,000	368,375
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #		150,000	169,689

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Basic Industry (continued)
Koppers 144A 6.00% 2/15/25 #	380,000	$399,000
Kraton Polymers 144A 10.50% 4/15/23 #*	350,000	405,125
Lennar
4.50% 4/30/24	1,290,000	1,306,931
4.75% 5/30/25	180,000	183,825
4.875% 12/15/23	782,000	812,303
LYB International Finance II 3.50% 3/2/27	8,535,000	8,454,250
M/I Homes 6.75% 1/15/21	370,000	389,425
MMC Norilsk Nickel 144A 6.625% 10/14/22 #*	2,900,000	3,273,891
NCI Building Systems 144A 8.25% 1/15/23 #	1,405,000	1,538,475
New Gold
144A 6.25% 11/15/22 #	160,000	164,000
144A 7.00% 4/15/20 #	120,000	121,800
NOVA Chemicals 144A 5.00% 5/1/25 #	2,470,000	2,534,837
Novelis 144A 6.25% 8/15/24 #	1,225,000	1,298,500
OCP
144A 4.50% 10/22/25 #	5,635,000	5,619,447
144A 6.875% 4/25/44 #	2,310,000	2,507,244
Olin 5.125% 9/15/27 *	1,725,000	1,800,469
Phosagro OAO Via Phosagro Bond Funding 144A
3.95% 11/3/21 #	4,650,000	4,658,184
PolyOne 5.25% 3/15/23	2,470,000	2,550,275
PQ 144A 6.75% 11/15/22 #	360,000	391,496
PulteGroup 5.00% 1/15/27	2,080,000	2,113,800
Southern Copper 5.875% 4/23/45	3,815,000	4,037,818
SPCM 144A 4.875% 9/15/25 #	2,645,000	2,681,369
Standard Industries 144A 5.00% 2/15/27 #	4,830,000	4,890,375
Steel Dynamics 144A 5.00% 12/15/26 #	2,405,000	2,465,125
Summit Materials
6.125% 7/15/23	360,000	378,900
8.50% 4/15/22	130,000	146,575
Suzano Austria
144A 5.75% 7/14/26 #	2,570,000	2,645,815
144A 7.00% 3/16/47 #	2,360,000	2,338,760
Suzano Trading 144A 5.875% 1/23/21 #*	2,810,000	3,010,915
US Concrete
144A 6.375% 6/1/24 #	2,480,000	2,604,000
6.375% 6/1/24	475,000	498,750
Vale Overseas
5.875% 6/10/21 *	1,980,000	2,143,350
6.25% 8/10/26	6,045,000	6,621,089

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Basic Industry (continued)
Vedanta Resources
144A 6.375% 7/30/22 #*	3,790,000	$3,850,640
144A 7.125% 5/31/23 #	1,655,000	1,733,613
VM Holding 144A 5.375% 5/4/27 #	3,660,000	3,625,157
Westlake Chemical 5.00% 8/15/46	9,420,000	9,720,357
WR Grace & Co.-Conn 144A 5.625% 10/1/24 #	2,556,000	2,782,845
Zekelman Industries 144A 9.875% 6/15/23 #	440,000	498,300

		228,555,921

Brokerage – 0.83%
Affiliated Managers Group 3.50% 8/1/25	5,290,000	5,221,426
BlackRock 3.20% 3/15/27	3,575,000	3,630,073
E*TRADE Financial 5.875% 12/29/49 *•	5,930,000	6,182,025
Jefferies Group
6.45% 6/8/27	3,815,000	4,372,562
6.50% 1/20/43	2,455,000	2,707,170
Lazard Group 3.75% 2/13/25	15,330,000	15,376,848

		37,490,104

Capital Goods – 1.97%
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	3,080,000	3,191,650
144A 7.25% 5/15/24 #	585,000	639,113
Ball 5.25% 7/1/25	3,535,000	3,831,056
BWAY Holding 144A 5.50% 4/15/24 #	1,880,000	1,905,850
CCL Industries 144A 3.25% 10/1/26 #	3,480,000	3,356,738
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #	3,545,000	3,841,894
Fortune Brands Home & Security 3.00% 6/15/20	3,100,000	3,144,863
Gardner Denver 144A 6.875% 8/15/21 #	630,000	656,775
General Electric 144A 3.80% 6/18/19 #	6,510,000	6,767,256
KLX 144A 5.875% 12/1/22 #	2,435,000	2,568,925
LafargeHolcim Finance US
144A 3.50% 9/22/26 #	7,745,000	7,621,576
144A 4.75% 9/22/46 #	2,785,000	2,826,315
Lennox International 3.00% 11/15/23	3,730,000	3,722,167
Masco 3.50% 4/1/21	6,634,000	6,833,020
Owens-Brockway Glass Container 144A
5.875% 8/15/23 #*	3,165,000	3,392,484
Rockwell Collins 3.20% 3/15/24 *	4,765,000	4,825,916
Roper Technologies
2.80% 12/15/21	2,925,000	2,944,463
3.80% 12/15/26	1,445,000	1,474,875
Siemens Financieringsmaatschappij
144A 1.70% 9/15/21 #	6,470,000	6,299,632

		Principal amount°	Value (US $)

Corporate Bonds (continued)

Capital Goods (continued)
Siemens Financieringsmaatschappij
144A 3.125% 3/16/24 #*		6,780,000	$6,899,043
St. Marys Cement Canada 144A 5.75% 1/28/27 #		3,195,000	3,206,981
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #		170,000	186,575
TransDigm 6.375% 6/15/26 *		2,050,000	2,070,500
Union Andina de Cementos 144A 5.875% 10/30/21 #		2,171,000	2,268,695
United Technologies 3.75% 11/1/46		4,415,000	4,241,548

			88,717,910

Communications – 5.43%
American Tower
4.00% 6/1/25		4,755,000	4,894,650
4.40% 2/15/26		1,740,000	1,830,684
American Tower Trust I 144A 3.07% 3/15/23 #		10,235,000	10,289,339
AT&T 5.25% 3/1/37		18,615,000	19,147,352
Bell Canada 3.35% 3/22/23	CAD	2,132,000	1,656,855
Cablevision 144A 6.50% 6/15/21 #		2,125,000	2,268,437
CC Holdings GS V 3.849% 4/15/23		4,980,000	5,178,682
CenturyLink
5.80% 3/15/22		8,005,000	8,405,250
6.75% 12/1/23		3,640,000	3,913,000
7.50% 4/1/24 *		90,000	97,987
Charter Communications Operating 4.908% 7/23/25		5,920,000	6,358,814
Cincinnati Bell 144A 7.00% 7/15/24 #		1,765,000	1,872,665
Columbus Cable Barbados 144A 7.375% 3/30/21 #		3,825,000	4,131,000
Comcast 3.00% 2/1/24		6,790,000	6,861,118
CommScope Technologies 144A 6.00% 6/15/25 #		210,000	224,963
Crown Castle International 5.25% 1/15/23		5,910,000	6,548,830
Crown Castle Towers 144A 4.883% 8/15/20 #		25,785,000	27,518,711
CyrusOne 144A 5.00% 3/15/24 #		730,000	751,900
Deutsche Telekom International Finance
144A 1.95% 9/19/21 #		3,015,000	2,926,621
144A 2.485% 9/19/23 #		14,695,000	14,162,659
144A 3.60% 1/19/27 #		565,000	570,726
6.50% 4/8/22	GBP	1,270,000	2,050,031
Digicel 144A 6.00% 4/15/21 #		2,780,000	2,654,900
Digicel Group
144A 7.125% 4/1/22 #		3,260,000	2,738,693
144A 8.25% 9/30/20 #		2,200,000	2,024,000
Equinix 5.375% 5/15/27		1,680,000	1,759,447
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		2,605,000	2,583,326
Level 3 Financing
5.25% 3/15/26		215,000	222,273

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (US $)

Corporate Bonds (continued)

Communications (continued)
Level 3 Financing
5.375% 5/1/25		4,475,000	$4,676,375
Millicom International Cellular
144A 6.00% 3/15/25 #*		2,790,000	2,947,161
144A 6.625% 10/15/21 #		1,555,000	1,634,694
MTS International Funding 144A 5.00% 5/30/23 #		3,175,000	3,309,153
Myriad International Holdings 144A 5.50% 7/21/25 #		4,450,000	4,727,013
Radiate Holdco 144A 6.625% 2/15/25 #		380,000	380,000
SBA Communications 144A 4.875% 9/1/24 #		2,665,000	2,694,981
SBA Tower Trust
144A 2.24% 4/16/18 #		7,270,000	7,267,471
144A 2.898% 10/15/19 #		405,000	407,373
Sirius XM Radio 144A 5.375% 4/15/25 #		5,327,000	5,480,151
Sprint
7.125% 6/15/24		520,000	566,800
7.875% 9/15/23		3,023,000	3,400,875
Sprint Communications 7.00% 8/15/20		270,000	293,288
Telecom Italia 144A 5.303% 5/30/24 #		640,000	664,800
Telefonica Emisiones 5.213% 3/8/47		14,200,000	14,742,341
Time Warner Cable 7.30% 7/1/38		13,985,000	17,536,099
Time Warner Entertainment 8.375% 3/15/23		2,425,000	3,052,151
T-Mobile USA
6.00% 3/1/23		200,000	213,438
6.00% 4/15/24		80,000	86,880
6.375% 3/1/25		250,000	273,830
6.50% 1/15/26		3,025,000	3,361,531
Uniti Group
144A 7.125% 12/15/24 #		730,000	748,250
8.25% 10/15/23		1,165,000	1,249,101
Verizon Communications
3.25% 2/17/26	EUR	2,606,000	3,271,927
5.25% 3/16/37		1,435,000	1,492,442
Vimpel Communications 144A 7.748% 2/2/21 #		3,257,000	3,694,786
VimpelCom Holdings 144A 5.95% 2/13/23 #		2,155,000	2,296,174
WideOpenWest Finance 10.25% 7/15/19		410,000	427,938
Wind Acquisition Finance 144A 7.375% 4/23/21 #		2,290,000	2,387,325
WPP Finance 2010 5.625% 11/15/43		1,835,000	2,004,482
Zayo Group
144A 5.75% 1/15/27 #		605,000	643,569
6.00% 4/1/23		4,030,000	4,302,025
6.375% 5/15/25		520,000	564,200

			244,441,537

		Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Cyclical – 2.78%
Alibaba Group Holding 3.125% 11/28/21		2,160,000	$2,197,938
American Tire Distributors 144A 10.25% 3/1/22 #		310,000	319,687
Boyd Gaming 6.375% 4/1/26		4,285,000	4,627,800
Cencosud
144A 5.15% 2/12/25 #*		2,380,000	2,517,651
144A 6.625% 2/12/45 #*		1,600,000	1,684,544
CK Hutchison International 144A 3.50% 4/5/27 #		3,500,000	3,515,645
Daimler 2.75% 12/10/18	NOK	14,510,000	1,734,362
Daimler Finance North America 144A 2.20% 10/30/21 #		4,350,000	4,284,693
Dollar General 3.875% 4/15/27		8,540,000	8,660,576
Ford Motor Credit 3.096% 5/4/23		6,810,000	6,710,989
General Motors 6.75% 4/1/46		2,730,000	3,207,575
General Motors Financial
3.70% 5/9/23		2,420,000	2,435,950
5.25% 3/1/26		4,005,000	4,325,672
GLP Capital 5.375% 4/15/26		3,025,000	3,198,937
Hanesbrands 144A 4.875% 5/15/26 #		3,119,000	3,119,000
Hilton Worldwide Finance 144A 4.875% 4/1/27 #		1,765,000	1,813,537
Hyundai Capital America
144A 2.125% 10/2/17 #		6,005,000	6,014,290
144A 2.55% 2/6/19 #		275,000	276,359
144A 3.00% 3/18/21 #		1,835,000	1,846,348
JC Penney 8.125% 10/1/19		1,620,000	1,773,900
JD.com 3.125% 4/29/21		5,035,000	5,024,326
KFC Holding
144A 5.00% 6/1/24 #		1,825,000	1,888,875
144A 5.25% 6/1/26 #		1,700,000	1,746,750
Landry’s 144A 6.75% 10/15/24 #		260,000	273,000
Levi Strauss & Co. 5.00% 5/1/25		3,918,000	4,060,027
Lowe’s
3.10% 5/3/27		1,285,000	1,286,483
3.70% 4/15/46		8,315,000	7,840,197
4.05% 5/3/47		1,205,000	1,201,010
Marriott International
3.75% 3/15/25		4,250,000	4,363,789
4.50% 10/1/34		1,035,000	1,067,431
MGM Resorts International 4.625% 9/1/26 *		3,040,000	3,047,600
Mohegan Tribal Gaming Authority 144A
7.875% 10/15/24 #		550,000	565,125
Penn National Gaming 144A 5.625% 1/15/27 #*		4,515,000	4,560,150
Penske Automotive Group 5.50% 5/15/26		2,430,000	2,423,925

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Scientific Games International
144A 7.00% 1/1/22 #		1,535,000	$1,647,239
10.00% 12/1/22		2,000,000	2,174,000
ServiceMaster 144A 5.125% 11/15/24 #		3,245,000	3,358,575
Toyota Motor Credit 2.80% 7/13/22		2,820,000	2,864,440
Walgreens Boots Alliance 3.10% 6/1/23		8,630,000	8,697,357
Wyndham Worldwide 4.15% 4/1/24		2,880,000	2,941,036

			125,296,788

Consumer Non-Cyclical – 4.22%
Abbott Laboratories 4.90% 11/30/46		6,515,000	6,841,949
ACCO Brands 144A 5.25% 12/15/24 #		2,165,000	2,235,363
Air Medical Group 144A 6.375% 5/15/23 #		550,000	539,000
Albertsons
144A 5.75% 3/15/25 #		3,880,000	3,783,000
144A 6.625% 6/15/24 #		350,000	358,750
Altria Group 3.875% 9/16/46		6,475,000	6,083,826
Amgen 4.00% 9/13/29	GBP	1,271,000	1,887,948
Anheuser-Busch InBev Finance 3.65% 2/1/26		28,115,000	28,803,115
Becle 144A 3.75% 5/13/25 #		8,625,000	8,581,258
Biogen 5.20% 9/15/45		4,890,000	5,324,506
Dean Foods 144A 6.50% 3/15/23 #		2,625,000	2,775,937
ESAL 144A 6.25% 2/5/23 #		2,305,000	2,348,219
Gilead Sciences 4.15% 3/1/47		3,010,000	2,847,433
Heineken 144A 3.50% 1/29/28 #		2,000,000	2,026,060
JBS Investments 144A 7.75% 10/28/20 #		1,420,000	1,495,899
JBS USA 144A 5.75% 6/15/25 #		380,000	394,250
Kernel Holding 144A 8.75% 1/31/22 #		4,410,000	4,691,137
Kroger 4.45% 2/1/47		4,700,000	4,671,274
Kronos Acquisition Holdings 144A 9.00% 8/15/23 #		420,000	427,350
Lamb Weston Holdings
144A 4.625% 11/1/24 #		1,095,000	1,133,325
144A 4.875% 11/1/26 #		1,700,000	1,757,375
Live Nation Entertainment 144A 4.875% 11/1/24 #		3,482,000	3,516,820
Marfrig Holdings Europe 144A 8.00% 6/8/23 #		4,535,000	4,813,903
MHP 144A 7.75% 5/10/24 #		2,550,000	2,587,651
Molson Coors Brewing
3.00% 7/15/26		7,245,000	6,948,708
4.20% 7/15/46		4,370,000	4,167,232
Mylan 3.95% 6/15/26 *		10,560,000	10,464,390
New York & Presbyterian Hospital 4.063% 8/1/56		3,740,000	3,574,527
Pernod Ricard 144A 4.45% 1/15/22 #		9,090,000	9,791,030
Pfizer 3.00% 12/15/26		5,815,000	5,815,785

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Post Holdings
144A 5.00% 8/15/26 #	4,120,000	$4,109,700
144A 5.75% 3/1/27 #	190,000	197,837
Revlon Consumer Products 6.25% 8/1/24 *	1,765,000	1,720,875
Scotts Miracle-Gro 144A 5.25% 12/15/26 #	1,965,000	2,033,775
Shire Acquisitions Investments Ireland
2.40% 9/23/21	6,075,000	6,007,385
2.875% 9/23/23	5,655,000	5,552,017
Team Health Holdings 144A 6.375% 2/1/25 #*	280,000	274,050
Tempur Sealy International 5.50% 6/15/26	2,230,000	2,224,425
Thermo Fisher Scientific 3.00% 4/15/23	10,750,000	10,813,124
Zimmer Biomet Holdings 4.625% 11/30/19	15,621,000	16,550,106

		190,170,314

Electric – 5.83%
AES Gener 144A 8.375% 12/18/73 #*•	3,942,000	4,247,505
Ameren Illinois 9.75% 11/15/18	16,210,000	18,136,396
American Transmission Systems 144A 5.25% 1/15/22 #	14,260,000	15,793,064
Cleveland Electric Illuminating 5.50% 8/15/24	290,000	333,282
CMS Energy 6.25% 2/1/20	7,715,000	8,526,726
ComEd Financing III 6.35% 3/15/33	8,849,000	9,277,389
Consumers Energy 3.25% 8/15/46	2,485,000	2,237,328
Dominion Resources
3.625% 12/1/24	4,495,000	4,586,509
3.90% 10/1/25	4,270,000	4,403,809
DTE Energy
2.85% 10/1/26	3,355,000	3,177,007
3.30% 6/15/22	5,955,000	6,090,530
3.80% 3/15/27	1,530,000	1,566,448
Duke Energy 2.65% 9/1/26	975,000	923,086
Emera 6.75% 6/15/76 •	8,150,000	9,015,937
Emera US Finance
3.55% 6/15/26	5,295,000	5,264,252
4.75% 6/15/46	5,130,000	5,222,227
Enel 144A 8.75% 9/24/73 #•	7,060,000	8,277,850
Enel Americas 4.00% 10/25/26	1,340,000	1,333,300
Enel Finance International 144A 6.00% 10/7/39 #	3,080,000	3,560,261
Entergy
2.95% 9/1/26	965,000	926,228
4.00% 7/15/22	60,000	63,497
Entergy Louisiana
4.05% 9/1/23	14,030,000	14,903,564
4.95% 1/15/45	685,000	708,158

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Electric (continued)
Exelon
3.497% 6/1/22		4,040,000	$4,128,460
3.95% 6/15/25		1,605,000	1,669,654
Fortis 144A 3.055% 10/4/26 #		10,395,000	9,861,144
Great Plains Energy
3.90% 4/1/27		1,490,000	1,510,413
4.85% 6/1/21		2,805,000	3,009,482
IPALCO Enterprises 5.00% 5/1/18		4,135,000	4,269,387
ITC Holdings 3.25% 6/30/26		4,690,000	4,603,699
Kansas City Power & Light 3.65% 8/15/25		7,975,000	8,092,272
Massachusetts Electric 144A 4.004% 8/15/46 #		169,000	166,376
National Rural Utilities Cooperative Finance
2.70% 2/15/23		5,640,000	5,629,425
4.75% 4/30/43 •		5,585,000	5,717,342
5.25% 4/20/46 •		6,060,000	6,324,331
Newfoundland & Labrador Hydro 3.60% 12/1/45	CAD	1,500,000	1,117,728
NextEra Energy Capital Holdings
3.55% 5/1/27		5,835,000	5,865,721
3.625% 6/15/23		4,318,000	4,417,258
NV Energy 6.25% 11/15/20		10,391,000	11,680,326
Pampa Energia 144A 7.50% 1/24/27 #		5,080,000	5,422,900
Pennsylvania Electric 5.20% 4/1/20		9,048,000	9,634,057
Perusahaan Listrik Negara 144A 5.50% 11/22/21 #		5,890,000	6,442,482
Public Service Co. of Oklahoma 5.15% 12/1/19		3,340,000	3,576,479
SCANA 4.125% 2/1/22		7,385,000	7,467,335
Southern
2.75% 6/15/20		6,670,000	6,733,952
3.25% 7/1/26		6,000,000	5,851,212
4.40% 7/1/46		5,040,000	5,033,685
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #		2,505,000	2,585,613
Wisconsin Electric Power 4.30% 12/15/45		3,090,000	3,191,389

			262,576,475

Energy – 5.30%
Alta Mesa Holdings 144A 7.875% 12/15/24 #		370,000	390,350
Anadarko Petroleum
5.55% 3/15/26 *		1,830,000	2,051,820
6.60% 3/15/46		9,720,000	11,994,976
Antero Resources 5.625% 6/1/23		440,000	454,850
BP Capital Markets
3.216% 11/28/23		8,490,000	8,618,827
3.224% 4/14/24		5,145,000	5,200,340

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Cheniere Corpus Christi Holdings
144A 5.875% 3/31/25 #	1,465,000	$1,565,719
144A 7.00% 6/30/24 #	170,000	190,805
Cimarex Energy 3.90% 5/15/27	3,280,000	3,323,283
CNOOC Finance 2015 Australia 2.625% 5/5/20	2,230,000	2,227,781
Crestwood Midstream Partners 144A 5.75% 4/1/25 #	260,000	270,400
Diamondback Energy 144A 4.75% 11/1/24 #	3,750,000	3,778,125
Ecopetrol
5.875% 9/18/23	915,000	992,501
7.375% 9/18/43	2,245,000	2,441,437
Empresa Nacional del Petroleo 144A 4.75% 12/6/21 #	3,775,000	3,993,313
Enbridge 4.25% 12/1/26	2,500,000	2,611,907
Energy Transfer 6.125% 12/15/45	5,555,000	6,055,689
Energy Transfer Equity
5.50% 6/1/27	230,000	248,400
7.50% 10/15/20	2,395,000	2,710,841
Enterprise Products Operating
4.877% 8/1/66 •	1,492,000	1,493,865
7.034% 1/15/68 •	1,094,000	1,135,025
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	5,155,000	5,200,735
Genesis Energy
5.625% 6/15/24	1,575,000	1,555,313
5.75% 2/15/21	120,000	121,950
6.00% 5/15/23	150,000	150,750
6.75% 8/1/22	1,850,000	1,912,437
Gulfport Energy
144A 6.00% 10/15/24 #	2,565,000	2,539,350
6.625% 5/1/23	1,140,000	1,159,950
Hilcorp Energy I
144A 5.00% 12/1/24 #	3,390,000	3,195,075
144A 5.75% 10/1/25 #	170,000	165,750
Holly Energy Partners 144A 6.00% 8/1/24 #	200,000	212,500
KazMunayGas National
144A 3.875% 4/19/22 #	1,785,000	1,790,228
144A 4.75% 4/19/27 #*	4,505,000	4,483,281
Kinder Morgan Energy Partners 3.95% 9/1/22	4,745,000	4,901,044
Laredo Petroleum 6.25% 3/15/23 *	1,380,000	1,400,700
MPLX
4.875% 12/1/24	8,490,000	9,092,196
4.875% 6/1/25	2,840,000	3,025,517
Murphy Oil 6.875% 8/15/24	4,195,000	4,478,163
Murphy Oil USA 6.00% 8/15/23	4,629,000	4,883,595

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Nabors Industries 144A 5.50% 1/15/23 #	1,307,000	$1,329,873
Newfield Exploration
5.375% 1/1/26	260,000	273,975
5.75% 1/30/22	2,505,000	2,674,087
Noble Energy 5.05% 11/15/44	4,480,000	4,642,790
NuStar Logistics 6.75% 2/1/21	340,000	370,175
Oasis Petroleum 6.875% 3/15/22	200,000	203,500
Pertamina Persero
144A 4.875% 5/3/22 #	355,000	375,426
144A 5.25% 5/23/21 #	3,630,000	3,888,971
144A 5.625% 5/20/43 #	1,980,000	2,044,009
Perusahaan Gas Negara Persero 144A 5.125% 5/16/24 #*	2,975,000	3,176,039
Petrobras Global Finance
5.375% 1/27/21	2,600,000	2,677,610
6.75% 1/27/41	2,350,000	2,226,625
7.375% 1/17/27 *	3,080,000	3,312,540
Petroleos Mexicanos
144A 6.50% 3/13/27 #	775,000	839,906
6.75% 9/21/47	1,875,000	1,917,000
Plains All American Pipeline 8.75% 5/1/19	13,279,000	14,902,371
QEP Resources 5.25% 5/1/23	2,750,000	2,701,875
Raizen Fuels Finance 144A 5.30% 1/20/27 #	4,390,000	4,550,279
Regency Energy Partners 5.00% 10/1/22	4,960,000	5,295,529
Sabine Pass Liquefaction
144A 5.00% 3/15/27 #	1,405,000	1,485,710
5.625% 4/15/23	8,765,000	9,678,182
5.75% 5/15/24	2,790,000	3,088,349
Shell International Finance
4.00% 5/10/46	3,285,000	3,198,217
4.375% 5/11/45	10,690,000	10,999,967
Southern Gas Corridor 144A 6.875% 3/24/26 #	2,225,000	2,461,017
Southwestern Energy
4.10% 3/15/22	1,085,000	1,019,900
6.70% 1/23/25 *	465,000	465,000
Summit Midstream Holdings 5.75% 4/15/25	240,000	244,200
Targa Resources Partners 144A 5.375% 2/1/27 #	3,350,000	3,517,500
Tengizchevroil Finance Co. International 144A
4.00% 8/15/26 #	3,820,000	3,702,153
Tesoro Logistics 5.25% 1/15/25 *	1,935,000	2,060,775
Transcanada Trust
5.30% 3/15/77 •	2,250,000	2,268,281
5.875% 8/15/76 •	2,885,000	3,108,588

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Energy (continued)
Transocean 144A 9.00% 7/15/23 #		330,000	$353,513
Transocean Proteus 144A 6.25% 12/1/24 #		1,610,000	1,650,250
WildHorse Resource Development 144A 6.875% 2/1/25 #		380,000	365,750
Woodside Finance
144A 3.65% 3/5/25 #*		335,000	332,083
144A 8.75% 3/1/19 #		10,841,000	12,085,525
YPF 144A 23.083% 7/7/20 #•		6,250,000	6,851,563

			238,357,891

Finance Companies – 1.51%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #*•		8,285,000	8,740,675
AerCap Ireland Capital 3.95% 2/1/22		7,688,000	7,970,096
Air Lease
3.00% 9/15/23		5,225,000	5,144,509
3.625% 4/1/27		3,575,000	3,555,098
Aviation Capital Group
144A 2.875% 9/17/18 #		225,000	227,110
144A 2.875% 1/20/22 #		8,410,000	8,383,803
144A 4.875% 10/1/25 #		4,855,000	5,298,242
Equate Petrochemical 144A 3.00% 3/3/22 #		3,055,000	3,044,002
General Electric 4.25% 1/17/18	NZD	1,010,000	701,363
International Lease Finance 8.625% 1/15/22		3,082,000	3,789,186
Park Aerospace Holdings 144A 5.50% 2/15/24 #		3,875,000	4,107,500
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #		3,485,000	3,539,826
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #		3,945,000	3,872,396
SUAM Finance 144A 4.875% 4/17/24 #*		3,110,000	3,282,605
SURA Asset Management 144A 4.375% 4/11/27 #*		1,645,000	1,651,909
Temasek Financial I 144A 2.375% 1/23/23 #		4,915,000	4,849,011

			68,157,331

Healthcare – 0.56%
Change Healthcare Holdings 144A 5.75% 3/1/25 #		390,000	401,700
DaVita
5.00% 5/1/25		4,098,000	4,138,980
5.125% 7/15/24		150,000	154,501
HCA
5.375% 2/1/25		3,475,000	3,627,031
7.58% 9/15/25		160,000	180,400
HealthSouth
5.125% 3/15/23		920,000	928,050
5.75% 11/1/24		3,367,000	3,446,966
5.75% 9/15/25		1,280,000	1,300,800
Hill-Rom Holdings
144A 5.00% 2/15/25 #		1,185,000	1,202,775

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Healthcare (continued)
Hill-Rom Holdings
144A 5.75% 9/1/23 #	1,555,000	$1,632,750
inVentiv Group Holdings 144A 7.50% 10/1/24 #	200,000	207,500
Mallinckrodt International Finance
144A 5.50% 4/15/25 #*	2,796,000	2,558,340
144A 5.625% 10/15/23 #*	160,000	153,600
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	510,000	549,525
Quintiles IMS 144A 5.00% 10/15/26 #	2,645,000	2,724,350
Tenet Healthcare 8.00% 8/1/20	780,000	797,807
Universal Health Services 144A 5.00% 6/1/26 #	1,135,000	1,174,725

		25,179,800

Insurance – 1.60%
Allstate 3.28% 12/15/26 *	1,575,000	1,594,872
Berkshire Hathaway 2.75% 3/15/23	3,155,000	3,193,267
Five Corners Funding Trust 144A 4.419% 11/15/23 #	2,660,000	2,865,139
HUB International 144A 7.875% 10/1/21 #	570,000	598,585
Manulife Financial 4.061% 2/24/32 •	5,570,000	5,661,114
MetLife
6.40% 12/15/36	40,000	45,100
144A 9.25% 4/8/38 #	8,985,000	12,949,631
Metropolitan Life Global Funding I 144A 3.45% 12/18/26 #	1,390,000	1,416,421
Principal Life Global Funding II 144A 3.00% 4/18/26 #	4,030,000	3,984,227
Progressive 4.125% 4/15/47	5,285,000	5,403,986
Prudential Financial
4.50% 11/15/20	3,385,000	3,651,308
5.375% 5/15/45 •	4,135,000	4,372,763
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	4,670,000	4,748,475
144A 4.125% 11/1/24 #	9,485,000	9,791,773
USI 144A 7.75% 1/15/21 #	1,269,000	1,295,141
XLIT
3.616% 12/29/49 •	2,639,000	2,249,748
4.45% 3/31/25	3,116,000	3,206,280
5.50% 3/31/45	5,000,000	5,087,620

		72,115,450

Media – 1.23%
Altice Luxembourg 144A 7.75% 5/15/22 #	300,000	319,500
CCO Holdings
144A 5.125% 5/1/27 #	1,190,000	1,216,775
144A 5.50% 5/1/26 #	2,435,000	2,561,328
144A 5.75% 2/15/26 #	390,000	415,225
144A 5.875% 5/1/27 #	300,000	319,875

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Media (continued)
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	330,000	$369,600
CSC Holdings
144A 5.50% 4/15/27 #	3,366,000	3,488,017
144A 10.875% 10/15/25 #	460,000	553,725
DISH DBS 7.75% 7/1/26	1,504,000	1,765,320
Gray Television 144A 5.875% 7/15/26 #	3,645,000	3,781,687
Lamar Media 5.75% 2/1/26	2,319,000	2,533,507
Midcontinent Communications 144A 6.875% 8/15/23 #	1,770,000	1,907,175
Nexstar Broadcasting 144A 5.625% 8/1/24 #	3,190,000	3,277,725
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #	3,890,000	3,904,587
SFR Group 144A 6.25% 5/15/24 #	4,110,000	4,269,263
Sinclair Television Group 144A 5.125% 2/15/27 #	2,985,000	2,977,538
Tribune Media 5.875% 7/15/22	3,880,000	4,095,418
Unitymedia 144A 6.125% 1/15/25 #	2,060,000	2,209,577
UPCB Finance IV 144A 5.375% 1/15/25 #	2,849,000	2,913,103
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	4,530,000	4,603,613
VTR Finance 144A 6.875% 1/15/24 #	7,225,000	7,694,625

		55,177,183

Natural Gas – 0.08%
Southern Co. Gas Capital 3.25% 6/15/26	3,615,000	3,523,132

		3,523,132

Real Estate – 1.19%
Corporate Office Properties
3.60% 5/15/23	6,545,000	6,466,447
5.25% 2/15/24	5,315,000	5,647,533
DDR 7.875% 9/1/20	4,124,000	4,764,997
Education Realty Operating Partnership 4.60% 12/1/24	5,440,000	5,543,839
Hospitality Properties Trust 4.50% 3/15/25	5,010,000	5,072,830
Host Hotels & Resorts
3.75% 10/15/23	4,180,000	4,250,788
3.875% 4/1/24	705,000	718,520
4.50% 2/1/26	1,525,000	1,595,156
Kite Realty Group 4.00% 10/1/26	1,600,000	1,549,795
LifeStorage 3.50% 7/1/26	3,750,000	3,614,153
MGM Growth Properties Operating Partnership
4.50% 9/1/26	1,315,000	1,316,644
Physicians Realty 4.30% 3/15/27	2,035,000	2,040,102
Regency Centers 3.60% 2/1/27	2,390,000	2,397,837
Trust F/1401 144A 5.25% 1/30/26 #	3,485,000	3,545,988
WP Carey 4.60% 4/1/24	4,645,000	4,851,275

		53,375,904

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Services – 0.73%
Advanced Disposal Services 144A 5.625% 11/15/24 #	380,000	$391,875
Aramark Services 4.75% 6/1/26	4,445,000	4,545,013
Avis Budget Car Rental 144A 6.375% 4/1/24 #*	1,805,000	1,811,769
ESH Hospitality 144A 5.25% 5/1/25 #	4,135,000	4,197,025
GEO Group
5.125% 4/1/23	860,000	868,600
5.875% 1/15/22	500,000	522,500
5.875% 10/15/24	190,000	195,225
6.00% 4/15/26	250,000	258,125
Herc Rentals
144A 7.50% 6/1/22 #	1,608,000	1,756,740
144A 7.75% 6/1/24 #*	828,000	907,695
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	2,975,000	3,041,937
NES Rentals Holdings 144A 7.875% 5/1/18 #	1,730,000	1,734,325
Prime Security Services Borrower 144A 9.25% 5/15/23 #	3,320,000	3,635,400
United Rentals North America 5.50% 5/15/27	5,210,000	5,372,813
XPO Logistics
144A 6.125% 9/1/23 #	3,430,000	3,614,363
144A 6.50% 6/15/22 #*	130,000	138,125

		32,991,530

Technology – 1.81%
Apple
3.45% 2/9/45	3,565,000	3,252,670
4.65% 2/23/46	1,710,000	1,865,728
Applied Materials 4.35% 4/1/47	5,870,000	6,049,170
Broadcom
144A 3.00% 1/15/22 #	4,565,000	4,606,692
144A 3.625% 1/15/24 #	8,035,000	8,151,459
CDK Global 5.00% 10/15/24	4,350,000	4,458,750
CDW 5.00% 9/1/25	1,880,000	1,936,400
Cisco Systems 1.85% 9/20/21	5,000,000	4,946,285
CommScope Technologies 144A 5.00% 3/15/27 #	1,665,000	1,683,731
Dell International
144A 6.02% 6/15/26 #	3,095,000	3,415,057
144A 8.10% 7/15/36 #	140,000	176,138
DXC Technology
144A 4.25% 4/15/24 #	1,780,000	1,826,266
144A 4.75% 4/15/27 #	3,340,000	3,456,185
Entegris 144A 6.00% 4/1/22 #	310,000	324,337
First Data
144A 5.75% 1/15/24 #	2,575,000	2,681,219
144A 7.00% 12/1/23 #	2,537,000	2,726,514

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Technology (continued)
Genesys Telecommunications Laboratories 144A
10.00% 11/30/24 #	90,000	$99,911
Infor US 6.50% 5/15/22	320,000	334,400
Microsoft
3.70% 8/8/46	1,380,000	1,319,074
4.25% 2/6/47	19,415,000	20,194,512
NXP 144A 4.625% 6/1/23 #	3,230,000	3,484,363
Sensata Technologies UK Financing 144A
6.25% 2/15/26 #	360,000	391,500
Solera 144A 10.50% 3/1/24 #	230,000	263,638
Symantec 144A 5.00% 4/15/25 #	2,485,000	2,575,081
Western Digital 144A 7.375% 4/1/23 #	1,215,000	1,333,463

		81,552,543

Transportation – 1.28%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #◆	3,079,832	3,099,081
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ◆	2,350,454	2,390,600
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ◆	2,179,037	2,153,389
American Airlines 2015-2 Class AA Pass Through Trust
3.60% 9/22/27 ◆	1,286,095	1,303,779
American Airlines 2016-1 Class AA Pass Through Trust
3.575% 1/15/28 ◆	2,797,414	2,846,369
Burlington Northern Santa Fe 4.70% 9/1/45	10,155,000	11,194,567
CSX 3.25% 6/1/27	3,325,000	3,328,046
Penske Truck Leasing
144A 3.30% 4/1/21 #	4,320,000	4,403,817
144A 3.40% 11/15/26 #	465,000	451,753
144A 4.20% 4/1/27 #	7,980,000	8,198,851
Transnet SOC 144A 4.00% 7/26/22 #	3,370,000	3,288,830
Transurban Finance 144A 3.375% 3/22/27 #	2,160,000	2,111,223
Union Pacific 3.00% 4/15/27	5,300,000	5,313,213
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ◆	2,032,921	2,101,532
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ◆	1,900,677	1,948,193
United Airlines 2016-1 Class AA Pass Through Trust
3.10% 7/7/28 ◆	3,470,000	3,430,963

		57,564,206

Utilities – 0.39%
AES
5.50% 4/15/25	3,741,000	3,853,230

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Utilities (continued)
AES
6.00% 5/15/26	20,000	$21,175
AES Andres 144A 7.95% 5/11/26 #	3,700,000	3,997,591
AmeriGas Partners 5.875% 8/20/26	4,230,000	4,314,600
Calpine
144A 5.25% 6/1/26 #	2,555,000	2,583,744
5.50% 2/1/24	733,000	710,094
5.75% 1/15/25 *	490,000	476,525
Dynegy
6.75% 11/1/19	1,430,000	1,458,600
144A 8.00% 1/15/25 #	350,000	322,000

		17,737,559

Total Corporate Bonds (cost $2,342,349,132)		2,393,543,669

Loan Agreements – 10.84%«

Accudyne Industries Borrower 1st Lien 4.147% 12/13/19	4,306,539	4,293,977
Air Medical Group Holdings Tranche B 1st Lien
4.25% 4/28/22	11,983,767	11,961,298
Albertsons Tranche B 1st Lien 3.993% 8/25/21	6,563,042	6,592,792
Almonde Tranche B 1st Lien 4.50% 4/28/24	1,095,000	1,089,525
Alpha 3 Tranche B1 1st Lien 4.147% 1/25/24	1,010,000	1,017,260
Amaya Holdings 2nd Lien 8.00% 8/1/22	860,000	866,316
Amaya Holdings Tranche B 1st Lien 4.647% 8/1/21	9,222,624	9,247,119
American Airlines Tranche B 1st Lien 3.494% 12/14/23	4,230,000	4,244,395
Applied Systems 1st Lien 4.397% 1/23/21	2,454,982	2,474,673
Applied Systems 2nd Lien 7.647% 1/23/22	8,951,373	9,037,154
ASP AMC Merger Sub 1st Lien 4.50% 4/13/24	3,771,492	3,772,276
ATI Holdings Acquisition 1st Lien 5.65% 5/10/23	3,635,485	3,678,657
Avolon TLB Borrower 1 US Tranche B2 1st Lien
3.743% 1/20/22	2,500,000	2,540,633
BJ’s Wholesale Club 1st Lien 4.75% 1/27/24	5,115,000	5,099,016
BJ’s Wholesale Club 2nd Lien 8.50% 1/27/25	5,655,000	5,676,206
Blue Ribbon 1st Lien 5.00% 11/13/21	4,853,957	4,544,517
Builders FirstSource 1st Lien 4.069% 2/29/24	9,835,671	9,820,917
BWAY Tranche B 1st Lien 4.233% 3/23/24	4,660,000	4,645,852
Caesars Entertainment Tranche B 1st Lien 2.50% 4/4/24	1,650,000	1,641,062
Caesars Growth Properties Holdings Tranche B 1st Lien
6.25% 5/8/21	7,381,889	7,432,639
Calpine Construction Finance 1st Lien 3.24% 5/3/20	955,039	958,620
CH Hold 1st Lien 4.00% 2/1/24	2,077,273	2,093,719
CH Hold 2nd Lien 8.25% 2/1/25	1,977,418	2,018,202

	Principal amount°	Value (US $)

Loan Agreements« (continued)

Change Healthcare Holdings Tranche B 1st Lien
3.75% 3/1/24	6,045,000	$6,069,289
Charter Communications Operating 1st Lien
3.232% 1/15/24	2,349,270	2,363,953
Charter Communications Operating Tranche H 1st Lien
3.00% 1/15/22	783,090	787,059
Chesapeake Energy 1st Lien 8.553% 8/23/21	2,510,000	2,716,028
CityCenter Holdings Tranche B 1st Lien
3.494% 4/18/24	2,630,000	2,637,233
3.732% 10/16/20	2,630,597	2,644,079
Colorado Buyer 1st Lien 4.00% 3/15/24	855,000	862,263
Colorado Buyer 2nd Lien 8.25% 3/15/25	1,230,000	1,236,150
Community Health Systems Tranche G 1st Lien
3.804% 12/31/19	1,538,893	1,534,909
Community Health Systems Tranche H 1st Lien
4.054% 1/27/21	3,557,317	3,538,791
Constellis Holdings 1st Lien 6.155% 4/21/24	4,655,000	4,614,269
Constellis Holdings 2nd Lien 10.155% 4/21/25	2,415,000	2,390,850
CSC Holdings Tranche B 1st Lien 2.75% 7/17/25	1,865,000	1,866,311
DaVita Tranche B 1st Lien 3.743% 6/24/21	3,831,650	3,879,875
Dynegy Tranche C 1st Lien 4.25% 2/7/24	3,300,000	3,303,105
Eldorado Resorts Tranche B 1st Lien 5.25% 3/16/24	1,095,000	1,096,369
ESH Hospitality Tranche B 1st Lien 3.493% 8/30/23	1,233,808	1,240,969
ExamWorks Group Tranche B1 1st Lien 4.232% 7/27/23	5,039,707	5,093,254
First Data 1st Lien
3.672% 4/26/24	5,061,629	5,074,733
3.988% 7/10/22	2,043,168	2,056,363
First Eagle Holdings 1st Lien 4.75% 12/1/22	7,943,770	8,010,799
First Eagle Holdings Tranche B 1st Lien 4.656% 12/1/22	1,085,000	1,090,765
Flex Acquisition 1st Lien 4.398% 12/29/23	2,155,000	2,170,624
Flying Fortress Holdings Tranche B 1st Lien
3.397% 10/30/22	3,805,209	3,840,883
FMG Resources August 2006 1st Lien 3.75% 6/30/19	2,756,891	2,777,231
Forterra Finance 1st Lien 4.672% 10/25/23	7,795,825	7,797,041
Gardner Denver 1st Lien 4.568% 7/30/20	5,468,375	5,474,358
Gates Global 1st Lien 4.25% 7/6/21	3,579,194	3,602,402
Gates Global Tranche B 1st Lien 4.408% 3/30/24	1,145,000	1,152,424
Genesys Telecommunications Laboratories Tranche B 1st Lien 5.158% 1/19/24	3,755,838	3,789,641
Genoa a QoL Healthcare 1st Lien 4.897% 10/28/23	3,984,975	4,010,877
HCA Tranche B8 1st Lien 3.243% 2/15/24	1,029,544	1,040,574
HCA Tranche B9 1st Lien 2.993% 3/18/23	916,847	921,686
Hilton Worldwide Finance Tranche B2 1st Lien
2.991% 10/25/23	3,081,924	3,110,817

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)

Loan Agreements« (continued)

HUB International Tranche B 1st Lien 4.035% 10/2/20	2,194,344	$2,211,201
Hyperion Insurance Group Tranche B 1st Lien
5.50% 4/29/22	5,297,646	5,329,432
ICSH Parent 1st Lien 5.00% 4/28/24	1,370,000	1,371,713
Ineos US Finance Tranche B 1st Lien
3.743% 3/31/22	6,245,310	6,296,053
3.743% 3/31/24	1,306,725	1,316,322
inVentiv Group Holdings Tranche B 1st Lien
4.804% 11/9/23	5,775,525	5,817,490
JBS USA Tranche B 1st Lien 3.483% 10/30/22	3,990,000	4,009,328
JC Penney Tranche B 1st Lien 5.304% 6/23/23	5,832,055	5,826,550
KIK Custom Products Tranche B 1st Lien 5.653% 8/26/22	5,080,409	5,143,122
Kraton Polymers Tranche B 1st Lien 5.00% 1/6/22	3,760,994	3,810,793
Kronos 2nd Lien 9.42% 11/1/24	2,730,000	2,844,603
Kronos Tranche B 1st Lien 5.17% 11/1/23	1,975,050	1,984,382
Landry’s 3.733% 10/4/23	3,782,862	3,794,346
Level 3 Financing Tranche B 1st Lien 3.241% 2/22/24	4,030,000	4,048,135
MGM Growth Properties Operating Partnership Tranche B 1st Lien 3.493% 4/25/23	5,004,450	5,026,344
Mohegan Tribal Gaming Authority Tranche B 1st Lien
5.00% 10/13/23	5,574,727	5,614,447
Moran Foods Tranche B 1st Lien 7.00% 12/5/23	2,904,038	2,901,011
MPH Acquisition Holdings 4.897% 6/7/23	3,839,957	3,894,357
Nature’s Bounty 1st Lien 4.647% 5/5/23	2,587,515	2,602,070
On Semiconductor Tranche B 1st Lien 3.232% 3/31/23	3,083,153	3,103,492
Optiv Security 1st Lien 4.25% 2/1/24	3,250,000	3,258,125
Optiv Security 2nd Lien 8.25% 2/1/25	2,779,000	2,816,052
Panda Hummel Tranche B1 1st Lien 7.00% 10/27/22	1,280,000	1,254,400
Panda Stonewall Tranche B 1st Lien 6.647% 11/13/21	2,263,000	2,127,220
Penn National Gaming Tranche B 1st Lien
3.524% 1/19/24	1,935,000	1,948,102
PQ 1st Lien 5.25% 11/4/22	7,595,698	7,687,986
Prestige Brands Tranche B 1st Lien 3.743% 1/26/24	972,842	982,164
Prime Security Services Borrower 1st Lien 4.25% 5/2/22	4,129,276	4,176,098
Radiate Holdco 1st Lien 3.993% 2/1/23	4,180,000	4,201,648
Republic of Angola 1st Lien 7.57% 12/16/23	7,748,500	6,857,423
Revlon Consumer Products Tranche B 1st Lien
4.482% 9/7/23	3,224,511	3,236,387
Reynolds Group Holdings Tranche B 1st Lien
3.993% 2/5/23	2,465,833	2,480,867
Rite Aid 2nd Lien 5.75% 8/21/20	570,000	572,921
Russell Investments US Institutional Holdco Tranche B 1st Lien 6.75% 6/1/23	8,518,917	8,604,106

	Principal amount°	Value (US $)

Loan Agreements« (continued)

Sable International Finance Tranche B 1st Lien
5.743% 1/3/23	8,760,000	$8,831,175
SAM Finance Tranche B 1st Lien 4.387% 12/17/20	4,412,453	4,453,820
Scientific Games International Tranche B3 1st Lien
4.994% 10/1/21	6,336,486	6,435,493
SFR Group Tranche B 1st Lien 3.944% 6/22/25	6,500,000	6,484,426
SFR Group Tranche B10 1st Lien 4.422% 1/31/25	3,671,550	3,678,434
Sinclair Television Group Tranche B2 1st Lien
3.25% 1/3/24	2,182,669	2,190,618
Spectrum Brands Tranche B 1st Lien 2.986% 6/23/22	2,842,329	2,863,252
Sprint Communications Tranche B 1st Lien 3.50% 2/2/24	9,880,000	9,899,553
StandardAero Aviation Holdings 1st Lien 5.25% 7/7/22	2,460,107	2,475,867
Summit Materials Tranche B1 1st Lien 3.732% 7/17/22	2,808,254	2,839,847
Summit Midstream Partners Holdings Tranche B 1st Lien
7.022% 5/21/22	1,765,000	1,802,506
Team Health Holdings Tranche B 1st Lien 3.75% 2/6/24	4,030,000	4,013,376
Telenet Financing USD Tranche A1 1st Lien
2.75% 6/30/25	4,870,000	4,888,871
Telenet Financing USD Tranche B 1st Lien
3.965% 1/31/25	4,870,000	4,898,918
TKC Holdings 1st Lien 4.75% 2/1/23	2,815,000	2,844,470
TransDigm Tranche E 1st Lien 4.147% 5/14/22	897,343	897,904
TransDigm Tranche F 1st Lien 3.993% 6/9/23	6,535,786	6,533,747
Travel Leaders Group Tranche B 1st Lien 6.243% 1/19/24	1,010,000	1,023,256
Tribune Media Tranche B 1st Lien 3.993% 12/27/20	2,264,756	2,287,050
Tronox Pigments Holland Tranche B 1st Lien
4.647% 3/19/20	2,343,912	2,359,129
Uniti Group 1st Lien 1st Lien 4.00% 10/24/22	7,944,152	7,960,994
Univar USA Tranche B 1st Lien 4.25% 7/1/22	8,212,134	8,244,983
Univision Communications Tranche C 1st Lien
3.75% 3/15/24	8,892,849	8,841,591
USI 1st Lien 4.25% 12/27/19	9,580,524	9,601,486
USI Tranche B 1st Lien 3.00% 4/6/24	9,140,000	9,108,586
USIC Holdings 1st Lien 5.17% 12/9/23	3,740,625	3,777,448
VC GB Holdings 1st Lien 4.75% 2/23/24	3,814,000	3,842,605
VC GB Holdings 2nd Lien 9.00% 2/23/25	1,390,000	1,376,100
Virgin Media Bristol Tranche I 1st Lien 3.744% 1/31/25	3,280,000	3,295,990
Western Digital 1st Lien 3.743% 4/29/23	1,161,344	1,172,087
WideOpenWest Finance Tranche B 1st Lien
4.554% 8/19/23	4,995,619	5,034,335
Windstream Services Tranche B6 1st Lien 5.00% 3/30/21	5,070,043	5,128,135
Zayo Group Tranche B2 1st Lien 3.50% 1/19/24	718,537	724,097
Zekelman Industries Tranche B 1st Lien 4.906% 6/14/21	2,535,869	2,569,153

Total Loan Agreements (cost $483,617,582)		488,070,791

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)

Municipal Bonds – 0.70%

Bay Area, California Toll Authority (Build America Bonds) 6.907% 10/1/50	4,980,000	$7,222,494
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	2,410,000	2,950,177
New Jersey Turnpike Authority (Build America Bonds)
Series A 7.102% 1/1/41	2,680,000	3,771,644
Series F 7.414% 1/1/40	1,290,000	1,871,326
New York City, New York
Series C 5.00% 8/1/26	960,000	1,169,914
Series C 5.00% 8/1/27	1,100,000	1,328,448
Oregon State Taxable Pension (Build America Bonds) 5.892% 6/1/27	305,000	369,507
South Carolina Public Service Authority
Series D 4.77% 12/1/45	1,575,000	1,509,433
State of California Various Purposes (Build America Bonds) 7.55% 4/1/39	4,005,000	5,930,123
Texas Water Development Board
Series A 5.00% 10/15/45	1,345,000	1,530,731
(Water Implementation Revenue) 5.00% 10/15/46	3,505,000	4,035,131

Total Municipal Bonds (cost $33,323,514)		31,688,928

Non-Agency Asset-Backed Securities – 1.81%

AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	693,492	704,241
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	4,177,000	4,179,578
Series 2014-4 A2 1.43% 6/17/19	8,000,000	8,001,298
Avis Budget Rental Car Funding AESOP
Series 2013-1A A 144A 1.92% 9/20/19 #	6,115,000	6,109,421
Series 2014-1A A 144A 2.46% 7/20/20 #	6,297,000	6,325,347
CNH Equipment Trust
Series 2016-B A2B 1.394% 10/15/19 •	572,307	573,220
Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28	3,213	3,091
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	1,178,771	1,178,693
Ford Credit Auto Owner Trust
Series 2016-2 A 144A 2.03% 12/15/27 #	10,490,000	10,394,541
Golden Credit Card Trust
Series 2014-2A A 144A 1.444% 3/15/21 #•	2,815,000	2,822,890
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	7,239,000	6,666,887

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Hyundai Auto Lease Securitization Trust
Series 2016-C A3 144A 1.49% 2/18/20 #	4,425,000	$4,415,737
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 1.554% 7/16/18 •	1,507,047	1,508,519
Mercedes-Benz Master Owner Trust
Series 2016-AA A 144A 1.574% 5/15/20 #•	4,000,000	4,015,520
Morgan Stanley ABS Capital I Trust
Series 2005-HE5 M1 1.621% 9/25/35 •	1,218,671	1,216,839
Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A 2.341% 9/27/21 #•	2,480,000	2,485,639
New Century Home Equity Loan Trust
Series 2005-2 M1 1.636% 6/25/35 •	631,909	631,539
Nissan Auto Lease Trust
Series 2016-B A3 1.50% 7/15/19	4,500,000	4,493,737
Popular ABS Mortgage Pass Through Trust
Series 2006-C A4 1.241% 7/25/36 ◆•	4,854,716	4,712,967
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	3,800,000	3,800,739
Series 2015-2 A 1.60% 4/15/21	4,055,000	4,059,398
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	3,190,000	3,185,317

Total Non-Agency Asset-Backed Securities (cost $82,170,545)		81,485,158

Non-Agency Collateralized Mortgage Obligations – 1.96%

Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.825% 1/25/45 #•	2,451,948	2,454,689
Series 2015-1 B2 144A 3.825% 1/25/45 #•	1,386,422	1,367,511
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 f	217,805	214,472
Banc of America Mortgage Trust
Series 2004-K 2A1 3.423% 12/25/34 •	844,404	829,897
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	106,822	104,117
Series 2005-6 7A1 5.50% 7/25/20	300,604	287,192
CHL Mortgage Pass Through Trust
Series 2004-HYB2 2A 3.508% 7/20/34 ◆•	64,940	59,127
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	419,744	408,151
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.656% 11/25/36 f	5,800,000	5,873,165
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	2,061,286	2,051,650

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

First Horizon Mortgage Pass Through Trust
Series 2004-7 1A3 5.50% 1/25/35 ◆	766,591	$782,066
GSR Mortgage Loan Trust
Series 2004-9 4A1 3.134% 8/25/34 •	396,133	384,895
JPMorgan Mortgage Trust
Series 2005-A8 1A1 3.085% 11/25/35 •	261,455	247,285
Series 2006-S1 1A1 6.00% 4/25/36	2,716,493	2,777,671
Series 2007-A1 7A4 3.31% 7/25/35 •	56,439	50,077
Series 2014-2 B1 144A 3.425% 6/25/29 #•	1,949,564	1,939,846
Series 2014-2 B2 144A 3.425% 6/25/29 #•	726,370	715,166
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	2,470,000	2,441,962
Series 2015-1 B1 144A 2.616% 12/25/44 #•	3,345,357	3,316,586
Series 2015-1 B2 144A 2.616% 12/25/44 #•	2,804,991	2,746,633
Series 2015-4 B1 144A 3.627% 6/25/45 #•	2,588,896	2,543,965
Series 2015-4 B2 144A 3.627% 6/25/45 #•	1,858,546	1,795,333
Series 2015-5 B2 144A 2.868% 5/25/45 #•	2,641,019	2,497,700
Series 2015-6 B1 144A 3.622% 10/25/45 #•	1,810,508	1,791,115
Series 2015-6 B2 144A 3.622% 10/25/45 #•	1,752,879	1,709,279
Series 2016-4 B1 144A 3.909% 10/25/46 #•	1,152,863	1,162,328
Series 2016-4 B2 144A 3.909% 10/25/46 #•	1,974,315	1,962,276
Series 2017-1 B2 144A 3.576% 1/25/47 #•	3,408,158	3,291,647
MASTR ARM Trust
Series 2004-10 2A2 3.554% 10/25/34 •	46,531	30,720
New Residential Mortgage Loan Trust
Series 2016-4A A1 144A 3.75% 11/25/56 #•	1,170,730	1,201,910
Series 2017-1A A1 144A 4.00% 2/25/57 #•	2,492,560	2,580,922
Series 2017-2A A3 144A 4.00% 3/25/57 #•	2,475,000	2,573,765
Sequoia Mortgage Trust
Series 2013-4 B2 3.491% 4/25/43 •	1,506,481	1,499,067
Series 2013-12 B3 144A 4.216% 12/25/43 #•	4,090,359	4,193,284
Series 2014-2 A4 144A 3.50% 7/25/44 #•	2,146,513	2,149,196
Series 2015-1 B2 144A 3.877% 1/25/45 #•	2,019,838	2,004,013
Structured Asset Securities Mortgage Pass Through Certificates
Series 2004-20 2A1 5.50% 11/25/34 ◆	1,895,581	1,936,778
Structured Asset Securities Trust
Series 2005-1 4A1 5.00% 2/25/20	715,011	720,650
Thornburg Mortgage Securities Trust
Series 2007-4 1A1 2.864% 9/25/37 •	1,760,762	1,761,687
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #•	3,130,918	3,143,831
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	3,264,938	3,276,329
Series 2016-1 A1B 144A 2.75% 2/25/55 #•	2,283,254	2,292,679
Series 2016-2 A1 144A 3.00% 8/25/55 #•	1,988,701	2,006,433

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Towd Point Mortgage Trust
Series 2016-3 A1 144A 2.25% 4/25/56 #•	2,662,989	$2,645,500
Series 2017-1 A1 144A 2.75% 10/25/56 #•	1,952,600	1,959,596
Washington Mutual Mortgage Pass Through Certificates Trust
Series 2005-1 5A2 6.00% 3/25/35 ◆	197,436	66,194
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-3 A4 5.50% 5/25/35	2,537,455	2,614,174
Series 2006-2 3A1 5.75% 3/25/36	1,118,603	1,121,491
Series 2006-3 A11 5.50% 3/25/36	1,258,808	1,283,565
Series 2006-20 A1 5.50% 12/25/21	358,660	362,045
Series 2006-AR5 2A1 3.326% 4/25/36 •	1,172,846	1,099,233

Total Non-Agency Collateralized Mortgage Obligations (cost $86,755,531)		88,328,863

Non-Agency Commercial Mortgage-Backed Securities – 5.41%

Banc of America Commercial Mortgage Trust
Series 2007-4 AM 6.103% 2/10/51 •	3,670,000	3,695,400
BANK
Series 2017-BNK4 XA 1.463% 5/15/50 •	19,200,000	2,006,356
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW18 A4 5.70% 6/11/50	2,591,671	2,616,424
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	4,440,000	4,505,844
Series 2016-CD2 A4 3.526% 11/10/49 •	3,000,000	3,101,389
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.945% 12/15/47 #•	1,745,000	1,932,418
Series 2016-C7 A3 3.839% 12/10/54	2,465,000	2,574,513
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.922% 12/10/49 •	2,950,000	2,985,130
Series 2014-GC25 A4 3.635% 10/10/47	5,655,000	5,887,798
Series 2015-GC27 A5 3.137% 2/10/48	6,497,146	6,525,449
Series 2016-P3 A4 3.329% 4/15/49	4,000,000	4,069,176
Series 2016-P5 A4 2.941% 10/10/49	3,610,000	3,551,508
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	4,205,000	4,247,126
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,550,000	1,607,541
Series 2014-CR19 A5 3.796% 8/10/47	2,885,000	3,033,519
Series 2014-CR20 AM 3.938% 11/10/47	10,325,000	10,819,144
Series 2015-3BP A 144A 3.178% 2/10/35 #	9,890,000	9,995,076
Series 2015-CR23 A4 3.497% 5/10/48	5,500,000	5,652,039
DB-JPM
Series 2016-C1 A4 3.276% 5/10/49	5,805,000	5,884,535
Series 2016-C3 A5 2.89% 9/10/49	4,465,000	4,380,024

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	3,700,000	$3,991,776
Series 2011-LC1A C 144A 5.871% 11/10/46 #•	5,960,000	6,562,313
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	17,610,000	18,306,261
Series 2014-GRCE B 144A 3.52% 6/10/28 #	3,000,000	3,098,383
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #•	4,765,000	5,065,560
Series 2015-GC32 A4 3.764% 7/10/48	3,086,000	3,238,780
Series 2017-GS5 A4 3.674% 3/10/50	5,620,000	5,878,112
Series 2017-GS5 XA 0.972% 3/10/50 •	35,493,835	2,375,808
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	6,825,000	7,144,637
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	9,250,000	9,276,216
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.524% 8/12/37 •	1,765,000	1,836,756
Series 2011-C5 C 144A 5.588% 8/15/46 #•	3,780,000	4,047,031
Series 2013-LC11 B 3.499% 4/15/46	6,810,000	6,803,377
Series 2015-JP1 A5 3.914% 1/15/49	3,745,000	3,972,335
Series 2016-JP2 A4 2.822% 8/15/49	3,780,000	3,690,122
Series 2016-JP3 B 3.397% 8/15/49 •	1,535,000	1,513,977
Series 2016-WIKI A 144A 2.798% 10/5/31 #	1,750,000	1,772,181
Series 2016-WIKI B 144A 3.201% 10/5/31 #	3,250,000	3,305,224
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 •	4,567,692	3,928,217
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	3,805,000	3,989,100
Series 2015-C23 A4 3.719% 7/15/50	12,915,000	13,476,396
Series 2015-C26 A5 3.531% 10/15/48	3,910,000	4,035,861
Series 2016-C29 A4 3.325% 5/15/49	3,810,000	3,862,869
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 •	7,024,000	6,545,475
Series 2006-T21 B 144A 5.323% 10/12/52 #•	2,000,000	2,009,346
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,488,863
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	1,325,000	1,354,929
Series 2015-C30 XA 1.156% 9/15/58 •	30,567,007	1,905,144
Series 2015-NXS3 A4 3.617% 9/15/57	7,285,000	7,565,319
Series 2016-BNK1 A3 2.652% 8/15/49	5,770,000	5,566,706
Series 2016-BNK1 B 2.967% 8/15/49	380,000	364,417

	Principal amount°		Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45		6,330,115	$6,394,544

Total Non-Agency Commercial Mortgage-Backed Securities (cost $248,143,249)			243,436,444

Regional Bonds – 0.31%Δ

Argentina – 0.08%
Provincia de Buenos Aires 144A 7.875% 6/15/27 #		3,770,000	3,945,041

			3,945,041

Australia – 0.14%
New South Wales Treasury 4.00% 5/20/26	AUD	2,363,900	1,941,667
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	2,839,000	2,053,465
144A 3.25% 7/21/28 #	AUD	2,933,000	2,203,353

			6,198,485

Canada – 0.09%
Province of Ontario Canada 3.45% 6/2/45	CAD	2,594,000	2,041,166
Province of Quebec Canada 6.00% 10/1/29	CAD	1,985,000	1,985,422

			4,026,588

Total Regional Bonds (cost $14,693,857)			14,170,114

Sovereign Bonds – 6.10%Δ

Argentina – 0.52%
Argentine Bonos del Tesoro
15.50% 10/17/26	ARS	61,053,000	4,421,831
22.75% 3/5/18	ARS	38,600,000	2,657,746
Argentine Republic Government International Bond
5.625% 1/26/22		4,375,000	4,567,500
7.125% 7/6/36 *		3,600,000	3,652,200
Provincia de Cordoba 144A 7.45% 9/1/24 #		4,640,000	4,838,453
Provincia de Neuquen Argentina 144A 7.50% 4/27/25 #		3,290,000	3,338,363

			23,476,093

Bahrain – 0.08%
Bahrain Government International Bond 144A
7.00% 10/12/28 #		3,500,000	3,644,253

			3,644,253

Bermuda – 0.07%
Bermuda Government International Bond 144A
3.717% 1/25/27 #		3,200,000	3,132,064

			3,132,064

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°		Value (US $)

Sovereign BondsΔ (continued)

Bolivia – 0.06%
Bolivian Government International Bond 144A
4.50% 3/20/28 #		2,600,000	$2,538,250

			2,538,250

Brazil – 0.12%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/25	BRL	8,619,000	2,689,935
Brazilian Government International Bond 6.00% 4/7/26		2,605,000	2,865,500

			5,555,435

Canada – 0.02%
Canadian Government Bond 2.75% 12/1/48	CAD	1,202,000	999,076

			999,076

Cayman Islands – 0.05%
KSA Sukuk 144A 2.894% 4/20/22 #		2,085,000	2,085,555

			2,085,555

Colombia – 0.11%
Colombia Government International Bond 5.00% 6/15/45		5,024,000	5,099,360

			5,099,360

Croatia – 0.10%
Croatia Government International Bond 144A
5.50% 4/4/23 #		4,215,000	4,582,674

			4,582,674

Ecuador – 0.05%
Ecuador Government International Bond 144A
9.65% 12/13/26 #		2,100,000	2,142,000

			2,142,000

Egypt – 0.06%
Egypt Government International Bond 144A
8.50% 1/31/47 #*		2,400,000	2,620,200

			2,620,200

Hungary – 0.09%
Hungary Government International Bond 5.75% 11/22/23		3,600,000	4,102,560

			4,102,560

India – 0.08%
Export-Import Bank of India 144A 3.375% 8/5/26 #		3,800,000	3,666,704

			3,666,704

Indonesia – 0.56%
Indonesia Government International Bond 144A
5.125% 1/15/45 #		1,200,000	1,276,328
Indonesia Treasury Bond
7.50% 8/15/32	IDR	69,753,000,000	5,269,808
8.375% 9/15/26	IDR	71,130,000,000	5,814,100
9.00% 3/15/29	IDR	120,323,000,000	10,146,328

	Principal amount°		Value (US $)

Sovereign BondsΔ (continued)

Indonesia (continued)
Perusahaan Penerbit SBSN Indonesia III 144A
4.15% 3/29/27 #*		2,500,000	$2,550,000

			25,056,564

Jamaica – 0.12%
Jamaica Government International Bond 8.00% 3/15/39 *		4,425,000	5,163,798

			5,163,798

Jordan – 0.09%
Jordan Government International Bond 144A
5.75% 1/31/27 #		3,980,000	3,940,041

			3,940,041

Mexico – 0.58%
Mexican Bonos
5.75% 3/5/26	MXN	346,994,800	16,761,516
6.50% 6/9/22	MXN	112,721,000	5,843,870
Mexico Government International Bond
4.15% 3/28/27		1,615,000	1,662,562
4.35% 1/15/47		2,200,000	2,051,500

			26,319,448

New Zealand – 0.13%
New Zealand Government Bond
2.75% 4/15/25	NZD	8,297,000	5,608,495
4.50% 4/15/27	NZD	527,000	406,748

			6,015,243

Nigeria – 0.11%
Nigeria Government International Bond 144A
7.875% 2/16/32 #		4,600,000	5,007,100

			5,007,100

Peru – 0.25%
Peruvian Government International Bond
144A 6.90% 8/12/37 #	PEN	18,000,000	6,007,669
6.95% 8/12/31	PEN	15,370,000	5,129,199

			11,136,868

Poland – 0.28%
Republic of Poland Government Bond
2.50% 7/25/26	PLN	42,290,000	10,218,739
3.25% 7/25/25	PLN	9,401,000	2,427,727

			12,646,466

Portugal – 0.14%
Portugal Government International Bond 144A
5.125% 10/15/24 #		6,615,000	6,478,896

			6,478,896

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°		Value (US $)

Sovereign BondsΔ (continued)

Republic of Korea – 0.21%
Export-Import Bank of Korea
144A 3.00% 5/22/18 #	NOK	1,400,000	$165,726
4.00% 6/7/27	AUD	1,660,000	1,239,229
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	9,142,778,311	8,134,775

			9,539,730

Russia – 0.02%
Russian Foreign Bond – Eurobond 144A 5.625% 4/4/42 #		600,000	669,611

			669,611

Serbia – 0.10%
Republic of Serbia 144A 4.875% 2/25/20 #		4,350,000	4,541,474

			4,541,474

South Africa – 0.76%
Republic of South Africa Government Bond
8.00% 1/31/30	ZAR	370,650,000	25,436,457
8.75% 1/31/44	ZAR	75,721,000	5,181,642
Republic of South Africa Government International Bond
5.875% 5/30/22 *		3,460,000	3,776,161

			34,394,260

Sri Lanka – 0.17%
Sri Lanka Government International Bond
144A 6.00% 1/14/19 #		1,500,000	1,557,750
144A 6.125% 6/3/25 #		5,900,000	6,030,431

			7,588,181

Turkey – 1.02%
Export Credit Bank of Turkey
144A 5.375% 2/8/21 #		3,380,000	3,483,705
144A 5.375% 10/24/23 #		2,340,000	2,352,730
Turkey Government Bond 8.00% 3/12/25	TRY	148,353,000	37,005,239
Turkey Government International Bond 3.25% 3/23/23		3,200,000	3,007,520

			45,849,194

Ukraine – 0.10%
Ukraine Government International Bond 144A
7.75% 9/1/22 #		4,500,000	4,406,603

			4,406,603

United Kingdom – 0.05%
United Kingdom Gilt 3.50% 1/22/45	GBP	1,169,100	2,092,041

			2,092,041

Total Sovereign Bonds (cost $271,776,795)			274,489,742

	Principal amount°		Value (US $)

Supranational Banks – 0.61%
International Bank for Reconstruction & Development
1.064% 4/17/19 •		1,269,000	$1,268,784
2.50% 11/25/24		2,469,000	2,498,872
3.375% 1/25/22	NZD	3,300,000	2,279,214
3.50% 1/22/21	NZD	12,150,000	8,485,684
4.625% 10/6/21	NZD	2,649,000	1,927,944
International Finance
3.00% 5/6/21	NZD	1,795,000	1,227,097
3.625% 5/20/20	NZD	1,035,000	726,087
6.30% 11/25/24	INR	584,660,000	9,110,408

Total Supranational Banks (cost $27,198,635)			27,524,090

US Treasury Obligations – 1.13%

US Treasury Bond
2.875% 11/15/46		30,445,000	29,924,117
US Treasury Inflation
Indexed Bond
0.125% 4/15/21		16,871,829	17,035,773
US Treasury Notes
1.875% 3/31/22		1,500,000	1,504,218
2.25% 2/15/27		2,230,000	2,223,685

Total US Treasury Obligations (cost $50,327,202)			50,687,793

	Number of shares

Common Stock – 0.00%

Century Communications =†		7,875,000	0

Total Common Stock (cost $238,403)			0

Convertible Preferred Stock – 0.39%

A Schulman 6.00% exercise price $52.33, expiration date 12/31/49		1,527	1,319,221
American Tower 5.50% exercise price $115.11, expiration date 2/15/18		4,563	528,167
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		1,477	1,792,221
DTE Energy 6.50% exercise price $116.31, expiration date 10/1/19		27,354	1,474,107
El Paso Energy Capital Trust I 4.75% exercise price $50.00, expiration date 3/31/28		38,250	1,923,019
Exelon 6.50% exercise price $43.75, expiration date 6/1/17		38,450	1,899,045

Schedule of investments

Delaware Diversified Income Fund

	Number of shares	Value (US $)

Convertible Preferred Stock (continued)

Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	1,768	$2,458,846
Teva Pharmaceutical Industries 7.00% exercise price $75.00, expiration date 12/15/18	953	544,163
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	10,855	1,191,011
Wells Fargo & Co. 7.50% exercise price $156.71, expiration date 12/31/49	2,210	2,806,700
Welltower 6.50% exercise price $57.54, expiration date 12/31/49	24,012	1,517,799

Total Convertible Preferred Stock (cost $16,463,684)		17,454,299

Preferred Stock – 0.71%

AMG Capital Trust II 5.15%	28,740	1,645,365
Bank of America 6.50% •	5,975,000	6,647,187
General Electric 5.00% •	13,537,000	14,295,072
Integrys Holdings 6.00% •	205,350	5,598,354
USB Realty 2.305% #•	4,485,000	3,845,888

Total Preferred Stock (cost $30,408,531)		32,031,866

	Principal amount°

Short-Term Investments – 1.04%

Discount Notes – 0.44%≠
Federal Home Loan Bank
0.509% 5/26/17	213,390	213,282
0.688% 5/19/17	19,484,396	19,477,284

		19,690,566

Repurchase Agreements – 0.60%
Bank of America Merrill Lynch 0.72%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $6,690,874 (collateralized by US government obligations 3.75% 11/15/43; market value $6,824,282)	6,690,472	6,690,472
Bank of Montreal 0.68%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $11,151,419 (collateralized by US government obligations 0.00%–3.75% 10/31/17–5/15/45; market value $11,373,807)	11,150,787	11,150,787

	Principal amount°	Value (US $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.80%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $9,258,358 (collateralized by US government obligations 0.00%–1.875% 8/15/17–2/15/45; market value $9,442,895)	9,257,741	$9,257,741

		27,099,000

Total Short-Term Investments (cost $46,789,253)		46,789,566

Total Value of Securities Before Securities Lending Collateral – 100.00% (cost $4,450,331,217)		4,502,009,080

Security Lending Collateral – 2.66%**

Certificates of Deposit – 0.37%≠
Australia & New Zealand Banking Group (London)
0.93% 5/2/17	5,399,000	5,399,000
Canadian Imperial Bank of Commerce (Cayman)
0.82% 5/1/17	4,758,000	4,758,000
National Australia Bank (Cayman) 0.80% 5/1/17	3,339,000	3,339,000
Royal Bank of Canada (Toronto) 0.80% 5/1/17	3,326,000	3,326,000

		16,822,000

Commercial Paper – 0.04%≠
BASF 0.84% 5/26/17	1,173,000	1,172,209
Pfizer 0.85% 5/1/17	678,000	677,956

		1,850,165

Corporate Bonds – 0.40%≠
Apple
0.98% 5/12/17	737,000	737,039
1.00% 5/5/17	335,000	335,004
Bank of Montreal (Chicago)
1.12% 10/17/17	692,000	692,415
1.20% 11/9/17	700,000	701,173
1.42% 7/10/17	687,000	687,773
1.54% 5/15/17	261,000	261,075
Bank of Nova Scotia
1.44% 2/14/18	900,000	901,408
1.52% 6/9/17	500,000	500,311
1.58% 9/27/17	600,000	601,086
Canadian Imperial Bank of Commerce (New York)
1.38% 7/17/17	641,000	641,462
Chase Bank USA
1.44% 5/26/17	600,000	600,228

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)

Security Lending Collateral** (continued)

Corporate Bonds≠ (continued)
Chase Bank USA
1.51% 6/9/17	420,000	$420,256
Commonwealth Bank of Australia
1.33% 11/3/17	657,000	658,063
1.42% 5/5/17	300,000	300,030
National Australia Bank (New York)
1.28% 4/5/18	772,000	772,287
1.53% 10/13/17	1,284,000	1,286,117
Royal Bank of Canada (New York)
1.11% 8/4/17	349,000	349,317
1.31% 3/16/18	812,000	812,555
1.45% 6/2/17	908,000	908,454
Toronto-Dominion Bank (New York)
1.45% 5/23/17	820,000	820,288
1.61% 7/12/17	500,000	500,579
1.66% 10/16/17	866,000	868,125
Toyota Motor Credit
1.29% 8/10/17	560,000	560,492
1.34% 5/2/17	476,000	476,023
Wells Fargo Bank
1.31% 2/6/18	435,000	435,752
1.46% 6/1/17	276,000	276,127
1.54% 10/23/17	300,000	300,566
Westpac Banking (New York)
1.29% 4/12/18	800,000	800,394
1.58% 9/26/17	900,000	901,702

		18,106,101

Repurchase Agreements – 1.85%
Bank of Montreal 0.80%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $19,367,476 (collateralized by US government obligations 0.00%–1.625% 10/31/17–3/31/20; market value $19,753,516)	19,366,185	19,366,185
Bank of Nova Scotia 0.80%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $27,941,959 (collateralized by US government obligations 0.00%–2.00% 12/31/17–12/31/21; market value $28,500,841)	27,940,096	27,940,096
JPMorgan Securities 0.81%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $27,941,982 (collateralized by US government obligations 0.125%–2.625% 7/15/17–7/15/22; market value $28,499,644)	27,940,096	27,940,096

	Principal amount°	Value (US $)

Security Lending Collateral** (continued)

Repurchase Agreements (continued)
Merrill Lynch, Pierce, Fenner & Smith 0.77%, dated 4/28/17, to be repurchased on 5/1/17, repurchase price $7,990,903 (collateralized by US government obligations 1.375% 1/31/20; market value $8,150,213)	7,990,390	$7,990,390

		83,236,767

Total Securities Lending Collateral (cost $119,998,038)		120,015,033

Total Value of Securities Before Options Written – 102.66% (cost $4,570,329,255)		$4,622,024,113 ∎

	Number of Contracts

Options Written – (0.04%)

Futures Call Option – (0.04%)
US Treasury 10 yr notes strike price $125, expiration date 5/26/17 (HSBC)	(1,885)	(1,943,906)

Total Options Written (premium received $1,364,234)		$(1,943,906)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2017, the aggregate value of Rule 144A securities was $1,288,187,532, which represents 28.61% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2017, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at April 30, 2017.

∎	Includes $113,594,380 of securities loaned.

Schedule of investments

Delaware Diversified Income Fund

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.

†	Non-income producing security.

•	Variable rate security. Each rate shown is as of April 30, 2017. Interest rates reset periodically.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2017.

Unfunded Commitments1

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at April 30, 2017:

Borrower	Principal Amount	Cost	Value	Unrealized Appreciation (Depreciation)
CH Hold 1st Lien 1.50% 2/1/24	$207,727	$207,208	$209,372	$2,164

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at April 30, 2017:2

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(14,489,358)	USD	11,030,024	5/12/17	$183,108
BAML	CAD	(2,530,957)	USD	1,999,296	5/12/17	144,820
BAML	COP	20,444,237,639	USD	(7,057,217)	5/12/17	(125,762)
BAML	EUR	3,234,101	USD	(3,518,702)	5/12/17	6,729
BAML	JPY	42,073,028	USD	(381,840)	5/12/17	(4,219)
BAML	NZD	(10,072,561)	USD	7,245,490	5/12/17	332,065
BNP	AUD	(8,872,448)	USD	6,750,087	5/12/17	108,061
BNP	NOK	22,694,056	USD	(2,667,350)	5/12/17	(23,724)
CITI	TRY	(20,005,569)	USD	5,463,614	5/12/17	(145,692)
HSBC	EUR	(789,707)	USD	859,477	5/12/17	(1,367)
HSBC	GBP	1,845,052	USD	(2,417,672)	5/12/17	(26,981)
HSBC	MXN	(83,949,253)	USD	4,364,401	5/2/17	(91,749)
JPMC	KRW	(9,454,439,610)	USD	8,499,710	5/12/17	188,035
JPMC	PLN	(7,535,900)	USD	1,929,596	5/12/17	(12,685)
TD	AUD	10,686,613	USD	(8,132,850)	5/12/17	(132,718)
TD	BRL	16,817,003	USD	(5,369,928)	5/12/17	(91,701)
TD	JPY	(5,054,532,677)	USD	45,326,971	5/12/17	(39,259)
UBS	BRL	37,711,461	USD	(11,865,259)	5/12/17	(29,046)

						$237,915

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(596)	Euro-Bund	$(104,463,471)	$(105,031,265)	6/9/17	$(567,794)
2,725	US Treasury 10 yr Notes	342,546,686	342,583,594	6/22/17	36,908

		$238,083,215			$(530,886)

Schedule of investments

Delaware Diversified Income Fund

Swap Contracts

CDS Contracts3

Counterparty	Swap Referenced Obligation	Notional Value[4]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)[5]
	Protection Purchased:
HSBC	CDX.EM.27[6]	11,075,000	1.00%	6/20/22	$607,569	$(110,261)
	Protection Sold:
MSC	CMBX.NA.BBB-.6[7]	8,340,000	3.00%	5/11/63	(959,695)	40,722

					$(352,126)	$(69,539)

Interest Rate Swap Contracts8

Counterparty & Referenced Obligation	Notional Value[4]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Unrealized Appreciation (Depreciation)[5]
CME - BAML 30 yr IRS	9,220,000	2.767%	(1.172%)	12/21/46	$(420,036)
LCH - BAML 30 yr IRS	2,290,000	2.661%	(1.172%)	1/27/47	(72,204)
LCH - BAML 30 yr IRS	2,285,000	2.623%	(1.172%)	1/24/47	(52,870)
LCH - BAML 30 yr IRS	3,655,000	2.687%	(1.172%)	1/30/47	(135,638)
LCH - BAML 30 yr IRS	2,295,000	2.596%	(1.172%)	1/23/47	(39,630)
LCH - BAML 30 yr IRS	4,615,000	2.716%	(1.172%)	12/22/46	(200,636)
LCH - BAML 30 yr IRS	3,225,000	2.480%	(1.172%)	1/11/47	27,042

					$(893,972)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 9 in “Notes to financial statements.”

2See Note 6 in “Notes to financial statements.”

3A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

4Notional value shown is stated in US Dollars unless noted that the swap is denominated in another currency.

5Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(233,851).

6Markit’s Emerging markets CDX Index, or the CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Columbia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have a Standard & Poor’s credit quality rating of CCC and above.

7Markit’s CMBX Index or the CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to D (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

8An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:

ABS – Asset-Backed Security

ARM – Adjustable Rate Mortgage

ARS – Argentine Peso

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BNP – BNP Paribas

BOA – Bank of America

BRL – Brazilian Real

CAD – Canadian Dollar

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CITI – Citigroup Global Markets

CMBX.NA – Commercial Mortgaged-Backed Securities Index North America

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange Inc.

COP – Colombian Peso

EUR – European Monetary Unit

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

HSBC – Hong Kong Shanghai Bank

IDR – Indonesian Rupiah

INR – Indian Rupee

IRS – Interest Rate Swap

JPM-BB – JPMorgan Barclays Bank

JPM-DB – JPMorgan Deutsche Bank

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

Schedule of investments

Delaware Diversified Income Fund

Summary of abbreviations (continued):

KRW – South Korean Won

LB-UBS – Lehman Brothers Union Bank of Switzerland

LCH – London Clearing House

MASTR – Mortgage Asset Securitization Transactions, Inc.

MSC – Morgan Stanley Capital

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

PLN – Polish Zloty

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TD – Toronto Dominion Bank

TRY – Turkish Lira

UBS – Union Bank of Switzerland

USD – US Dollar

WF-RBS – Wells Fargo Royal Bank of Scotland

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

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Statement of assets and liabilities

Delaware Diversified Income Fund	April 30, 2017 (Unaudited)

Assets:
Investments, at value[1,2]	$4,455,219,514
Short-term investments, at value[3]	46,789,566
Short-term investments held as collateral for loaned securities, at value[4]	120,015,033
Foreign currencies, at value[5]	21,277,222
Cash	1,735,576
Receivable for securities sold	61,848,726
Dividends and interest receivable	38,563,979
Cash collateral due from brokers	10,718,952
Receivable for fund shares sold	6,645,558
Unrealized appreciation on foreign currency exchange contracts	962,818
Upfront payments paid on credit default swap contracts	607,569
Variation margin due from broker on futures contracts[6]	361,013
Securities lending income receivable	48,822
Unrealized appreciation on credit default swap contracts	40,722
Unrealized appreciation on centrally cleared interest rate swap contracts	37,232
Swap payments receivable	27,056
Other assets[7]	4,787,750

Total assets	$4,769,687,108

Liabilities:
Obligation to return securities lending collateral	119,957,500
Payable for securities purchased	106,620,290
Bond proceeds payable[7]	15,959,167
Payable for fund shares redeemed	9,560,191
Income distribution payable	3,936,724
Options written, at value[6]	1,943,906
Investment management fees payable to affiliates	1,687,886
Other accrued expenses	1,503,560
Cash collateral due to brokers	1,370,000
Upfront payments received on credit default swap contracts	959,695
Unrealized depreciation on centrally cleared interest rate swap contracts	837,067
Distribution fees payable to affiliates	832,123
Unrealized depreciation on foreign currency exchange contracts	724,903
BNY Mellon administration fees payable	599,668
Custody fees payable	292,152
Swap payments payable	235,844
Unrealized depreciation on credit default swap contracts	110,261
Variation margin due to brokers on centrally cleared interest rate swap contracts	94,137
Dividend disbursing and transfer agent fees and expenses payable to affiliates	73,811
Accounting and Administration expenses payable to affiliates	17,198
Trustees’ fees and expenses payable	11,041
Legal fees payable to affiliates	3,404
Reports and statements to shareholders expenses payable to affiliates	2,581
Other liabilities	153,310

Total liabilities	267,486,419

Total Net Assets	$4,502,200,689

Net Assets Consist of:
Paid-in capital	$4,609,349,682
Distributions in excess of net investment income	(16,818,210)
Accumulated net realized loss	(139,927,159)
Net unrealized appreciation of investments	51,618,498
Net unrealized appreciation of foreign currencies	47,883
Net unrealized appreciation of foreign currency exchange contracts	237,915
Net unrealized depreciation of futures contracts	(530,886)
Net unrealized depreciation of options written	(579,672)
Net unrealized depreciation of swap contracts	(1,197,362)

Total Net Assets	$4,502,200,689

Statement of assets and liabilities

Delaware Diversified Income Fund

Net Asset Value
Class A:
Net assets	$950,579,318
Shares of beneficial interest outstanding, unlimited authorization, no par	109,091,013
Net asset value per share	$8.71
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$9.12
Class C:
Net assets	$732,112,106
Shares of beneficial interest outstanding, unlimited authorization, no par	84,028,487
Net asset value per share	$8.71
Class R:
Net assets	$65,104,032
Shares of beneficial interest outstanding, unlimited authorization, no par	7,475,532
Net asset value per share	$8.71
Institutional Class:
Net assets	$2,751,297,107
Shares of beneficial interest outstanding, unlimited authorization, no par	315,510,804
Net asset value per share	$8.72
Class R6:
Net assets	$3,108,126
Shares of beneficial interest outstanding, unlimited authorization, no par	356,470
Net asset value per share	$8.72

[1]nvestments, at cost	$4,403,541,964
[2]ncluding securities on loan	113,594,380
[3]Short-term investments, at cost	46,789,253
[4]Short-term investments held as collateral for loaned securities, at cost	119,998,038
[5]Foreign currencies, at cost	21,232,677
[6]Options written, premium received	(1,364,234)
[7]See Note 12 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

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Statement of operations
Delaware Diversified Income Fund	Six months ended April 30, 2017 (Unaudited)

Investment Income:
Interest	$92,797,168
Dividends	664,458
Securities lending income	284,514
Foreign tax withheld	(93,857)

93,652,283

Expenses:
Management fees	10,367,304
Distribution expenses – Class A	1,344,058
Distribution expenses – Class C	3,944,185
Distribution expenses – Class R	172,269
Dividend disbursing and transfer agent fees and expenses	2,875,820
Accounting and administration expenses	705,958
Reports and statements to shareholders expenses	212,900
Legal fees	184,373
Custodian fees	173,481
Trustees’ fees and expenses	120,683
Registration fees	84,877
Audit and tax fees	28,858
Other	116,115

20,330,881
Less expense paid indirectly	(1,378)

Total operating expenses	20,329,503

Net Investment Income	73,322,780

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(24,581,231)
Foreign currencies	(2,711,925)
Foreign currency exchange contracts	1,619,972
Futures contracts	2,887,971
Options purchased	802,400
Swap contracts	(2,300,922)

Net realized loss	(24,283,735)

Net change in unrealized appreciation (depreciation) of:
Investments[1]	(18,788,306)
Foreign currencies	(92,452)
Foreign currency exchange contracts	537,930
Futures contracts	(1,913,029)
Options purchased	(70,368)
Options written	(579,672)
Swap contracts	(1,250,138)

Net change in unrealized appreciation (depreciation)	(22,156,035)

Net Realized and Unrealized Loss	(46,439,770)

Net Increase in Net Assets Resulting from Operations	$26,883,010

1Includes $(78,524) capital gains tax accrued.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Diversified Income Fund

	Six months
	ended
	4/30/17	Year ended
	(Unaudited)	10/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$73,322,780	$128,965,086
Net realized loss	(24,283,735)	(24,918,308)
Net change in unrealized appreciation (depreciation)	(22,156,035)	94,822,652

Net increase in net assets resulting from operations	26,883,010	198,869,430

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(19,548,800)	(43,287,704)
Class C	(11,458,144)	(20,524,146)
Class R	(1,170,472)	(2,421,985)
Institutional Class	(51,521,236)	(83,360,173)
Class R6	(12,730)	(31)

Return of capital:
Class A	—	(1,998,204)
Class C	—	(1,395,844)
Class R	—	(122,996)
Institutional Class	—	(4,237,551)
Class R6	—	(3)

	(83,711,382)	(157,348,637)

Capital Share Transactions:
Proceeds from shares sold:
Class A	62,675,415	194,846,145
Class C	12,323,094	63,689,723
Class R	8,022,769	24,662,141
Institutional Class	544,139,466	819,341,305
Class R6	3,268,886	2,000

	Six months
	ended
	4/30/17	Year ended
	(Unaudited)	10/31/16

Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$18,713,941	$43,377,366
Class C	10,518,114	20,169,368
Class R	1,167,953	2,546,410
Institutional Class	47,577,361	82,440,055
Class R6	10,369	32

	708,417,368	1,251,074,545

Cost of shares redeemed:
Class A	(373,718,370)	(649,512,099)
Class C	(159,496,676)	(218,658,275)
Class R	(20,613,008)	(52,150,195)
Institutional Class	(484,931,602)	(870,590,826)
Class R6	(198,232)	—

	(1,038,957,888)	(1,790,911,395)

Decrease in net assets derived from capital share transactions	(330,540,520)	(539,836,850)

Net Decrease in Net Assets	(387,368,892)	(498,316,057)

Net Assets:
Beginning of period	4,889,569,581	5,387,885,638

End of period	$4,502,200,689	$4,889,569,581

Distributions in excess of net investment income	$(16,818,210)	$(6,429,608)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/17[1]			Year ended

(Unaudited)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12

$8.810	$8.740	$9.090	$8.960	$9.450	$9.330

0.137	0.222	0.264	0.302	0.278	0.304
(0.081)	0.119	(0.272)	0.171	(0.350)	0.396

0.056	0.341	(0.008)	0.473	(0.072)	0.700

(0.156)	(0.257)	(0.289)	(0.343)	(0.248)	(0.346)
—	—	(0.032)	—	(0.089)	(0.234)
—	(0.014)	(0.021)	—	(0.081)	—

(0.156)	(0.271)	(0.342)	(0.343)	(0.418)	(0.580)

$8.710	$8.810	$8.740	$9.090	$8.960	$9.450

0.66%	3.96%	(0.11% )	5.25%	(0.66% )	7.82%

$950,580	$1,259,472	$1,658,922	$2,048,203	$3,244,801	$4,890,056
0.90%	0.89%	0.91%	0.90%	0.90%	0.90%
0.90%	0.89%	0.91%	0.90%	0.95%	0.95%
3.21%	2.54%	2.95%	3.34%	3.03%	3.26%
3.21%	2.54%	2.95%	3.34%	2.98%	3.21%
67%	240%	218%	189%	238%	238%

Financial highlights

Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/17[1]	Year ended
(Unaudited)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12

$8.810	$8.740	$9.090	$8.960	$9.450	$9.330

0.105	0.156	0.197	0.234	0.209	0.234
(0.081)	0.119	(0.272)	0.172	(0.349)	0.397

0.024	0.275	(0.075)	0.406	(0.140)	0.631

(0.124)	(0.191)	(0.222)	(0.276)	(0.197)	(0.277)
—	—	(0.032)	—	(0.089)	(0.234)
—	(0.014)	(0.021)	—	(0.064)	—

(0.124)	(0.205)	(0.275)	(0.276)	(0.350)	(0.511)

$8.710	$8.810	$8.740	$9.090	$8.960	$9.450

0.29%	3.19%	(0.85% )	4.59%	(1.51% )	7.01%

$732,112	$879,706	$1,007,163	$1,177,575	$1,471,553	$2,230,985
1.65%	1.64%	1.66%	1.65%	1.65%	1.65%
2.46%	1.79%	2.20%	2.59%	2.28%	2.51%
67%	240%	218%	189%	238%	238%

Financial highlights

Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/17[1]	Year ended
(Unaudited)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12

$8.810	$8.730	$9.090	$8.960	$9.450	$9.330

0.127	0.200	0.241	0.279	0.255	0.280
(0.082)	0.129	(0.282)	0.171	(0.350)	0.397

0.045	0.329	(0.041)	0.450	(0.095)	0.677

(0.145)	(0.235)	(0.266)	(0.320)	(0.231)	(0.323)
—	—	(0.032)	—	(0.089)	(0.234)
—	(0.014)	(0.021)	—	(0.075)	—

(0.145)	(0.249)	(0.319)	(0.320)	(0.395)	(0.557)

$8.710	$8.810	$8.730	$9.090	$8.960	$9.450

0.53%	3.82%	(0.47% )	5.11%	(1.02% )	7.55%

$65,104	$77,484	$101,732	$116,840	$124,586	$160,695
1.15%	1.14%	1.16%	1.15%	1.15%	1.15%
1.15%	1.14%	1.16%	1.15%	1.24%	1.25%
2.96%	2.29%	2.70%	3.09%	2.78%	3.01%
2.96%	2.29%	2.70%	3.09%	2.69%	2.91%
67%	240%	218%	189%	238%	238%

Financial highlights

Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/17[1]	Year ended
(Unaudited)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12

$8.820	$8.740	$9.100	$8.970	$9.460	$9.340

0.148	0.244	0.286	0.325	0.301	0.327
(0.082)	0.129	(0.282)	0.171	(0.350)	0.397

0.066	0.373	0.004	0.496	(0.049)	0.724

(0.166)	(0.279)	(0.311)	(0.366)	(0.265)	(0.370)
—	—	(0.032)	—	(0.089)	(0.234)
—	(0.014)	(0.021)	—	(0.087)	—

(0.166)	(0.293)	(0.364)	(0.366)	(0.441)	(0.604)

$8.720	$8.820	$8.740	$9.100	$8.970	$9.460

0.79%	4.34%	0.03%	5.63%	(0.52% )	8.08%

$2,751,297	$2,672,906	$2,620,069	$2,394,335	$1,737,652	$2,238,906
0.65%	0.64%	0.66%	0.65%	0.65%	0.65%
3.46%	2.79%	3.20%	3.59%	3.28%	3.51%
67%	240%	218%	189%	238%	238%

Financial highlights

Delaware Diversified Income Fund Class R6

Selected data for each share of the Fund outstanding throughout the period were as follows:

	Six months ended	5/2/16[2]
	4/30/17[1]	to
	(Unaudited)	10/31/16

Net asset value, beginning of period	$8.810	$8.750

Income (loss) from investment operations:
Net investment income[3]	0.153	0.122
Net realized and unrealized gain (loss)	(0.081)	0.086

Total from investment operations	0.072	0.208

Less dividends and distributions from:
Net investment income	(0.162)	(0.134)
Return of capital	—	(0.014)

Total dividends and distributions	(0.162)	(0.148)

Net asset value, end of period	$8.720	$8.810

Total return[4]	0.74%	2.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,108	$2
Ratio of expenses to average net assets	0.56%	0.55%
Ratio of net investment income to average net assets	3.55%	2.75%
Portfolio turnover	67%	240%[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Portfolio turnover is representative of the Fund for the entire year ended Oct. 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware Diversified Income Fund	April 30, 2017 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and

Notes to financial statements

Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2013–Oct. 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 28, 2017, and matured on the next business day.

To Be Announced Trades (TBA) – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset-and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays dividends from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Notes to financial statements

Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2017.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2017, the Fund earned $1,378 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of the average daily net assets of the Fund; 0.50% on the next $500 million; 0.45% on the next 1.5 billion; and 0.425% on average daily net assets in excess $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Funds on a relative NAV basis. For the six months ended April 30, 2017, the Fund was charged $106,290 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. For the six months ended April 30, 2017, the Fund was charged $456,252 for these services. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fees of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Class R6 and Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2017, the Fund was charged $47,805 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2017, DDLP earned $11,396 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2017, DDLP received gross CDSC commissions of $43,828 and $23,324 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended April 30, 2017 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended April 30, 2017, the Fund engaged in securities purchased of $158,246,510 and sales of $7,462,440, which resulted in net realized gains of $330.

3. Investments

For the six months ended April 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$2,571,977,178
Purchases of US government securities	470,728,906
Sales other than US government securities	2,889,974,685
Sales of US government securities	473,135,910

Notes to financial statements

Delaware Diversified Income Fund

3. Investments (continued)

At April 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$4,591,235,826

Aggregate unrealized appreciation of investments	$93,544,547
Aggregate unrealized depreciation investments	(62,756,260)

Net unrealized appreciation investments	$30,788,287

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.

Losses incurred that will be carried forward under the Act as of Oct. 31, 2016 were as follows:

Loss carryforward character
Short-term	Long-term
$—	$76,465,016

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- & Mortgage-Backed Securities[1]	$—	$1,042,676,576	$5,111,429	$1,047,788,005
Corporate Debt	—	2,471,313,886	—	2,471,313,886
Municipal Bonds	—	31,688,928	—	31,688,928
Foreign Debt	—	316,183,946	—	316,183,946
Loan Agreements[1]	—	477,831,748	10,239,043	488,070,791
US Treasury Obligations	—	50,687,793	—	50,687,793
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	7,145,358	10,308,941	—	17,454,299
Preferred Stock	—	32,031,866	—	32,031,866
Short-Term Investments	—	46,789,566	—	46,789,566
Securities Lending Collateral	—	120,015,033	—	120,015,033

Total Value of Securities	$7,145,358	$4,599,528,283	$15,350,472	$4,622,024,113

Derivatives:
Options Written	$(1,943,906)	$—	$—	$(1,943,906)
Foreign Currency Exchange Contracts	—	237,915	—	237,915
Futures Contracts	(530,886)	—	—	(530,886)
Swap Contracts	—	(963,511)	—	(963,511)

The security that has been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

Notes to financial statements

Delaware Diversified Income Fund

3. Investments (continued)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage- Backed Securities	—	99.51%	0.49%	100.00%
Loan Agreements	—	97.90%	2.10%	100.00%
Convertible Preferred Stock	40.94%	59.06%	—	100.00%

During the six months ended April 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	4/30/17	10/31/16
Shares sold:
Class A	7,259,706	22,293,079
Class C	1,426,774	7,294,893
Class R	930,712	2,826,750
Institutional Class	62,980,981	93,667,529
Class R6	377,915	228

Shares issued upon reinvestment of dividends and distributions:
Class A	2,169,094	4,962,623
Class C	1,218,829	2,305,639
Class R	135,393	291,359
Institutional Class	5,506,534	9,413,723
Class R6	1,189	4

	82,007,127	143,055,827

Shares redeemed:
Class A	(43,293,032)	(74,179,878)
Class C	(18,478,402)	(25,030,654)
Class R	(2,389,898)	(5,969,202)
Institutional Class	(56,138,984)	(99,588,779)
Class R6	(22,866)	—

	(120,323,182)	(204,768,513)

Net decrease	(38,316,055)	(61,712,686)

Notes to financial statements

Delaware Diversified Income Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended April 30, 2017 and the year ended Oct. 31, 2016, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.”

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended 4/30/17	7,922,177	416,424	4,162	8,340,733	$72,488,351
Year ended 10/31/16	1,695,346	116,413	4,162	1,808,129	16,026,057

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

The Fund had no amounts outstanding as of April 30, 2017, or at any time during the six months then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended April 30, 2017, the Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At April 30, 2017, the Fund posted $6,811,000 in cash as margin for open futures contracts, which is presented on the “Statement of assets and liabilities” as “Cash collateral due from brokers.”

During the six months ended April 30, 2017, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to hedge currency risks associated with the Fund’s investments.

Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

Options Contracts – The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended April 30, 2017 for the Fund were as follows:

Call Options	Number of Contracts	Premiums
Options outstanding at Oct. 31, 2016	—	$—
Options written	1,885	1,364,234

Options outstanding at April 30, 2017	1,885	$1,364,234

During the six months ended April 30, 2017, the Fund entered into option contracts to manage the Fund’s exposure to changes in security prices caused by interest rates or market conditions and to protect the value of portfolio securities.

Swap Contracts – The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended April 30, 2017, the Fund entered into interest rate swap contracts to manage the Fund’s sensitivity to interest rate or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2017, the Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for central cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedule of investments,” at April 30, 2017, the notional value of the protection sold was $8,340,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap,

Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2017, the net unrealized appreciation of the protection sold was $40,722.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended April 30, 2017, the Fund entered into CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At April 30, 2017, the Fund posted $3,167,952 in cash as collateral for certain open centrally cleared interest rate swap contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.” At April 30, 2017, for bilateral derivatives contracts, the Fund posted $740,000 in cash as collateral for certain open derivatives, which is presented as “Cash collateral due from brokers” on the “Statement of asset and liabilities.” At April 30, 2017, the Fund received $1,379,000 in cash and $136,000 in securities as collateral for certain bilateral derivatives. Cash collateral is presented as “Cash collateral due to brokers” on the “Statement of asset and liabilities.”

Fair values of derivative instruments as of April 30, 2017 were as follows:

	Asset Derivatives Fair Value
		Interest
Statements of Assets and	Currency	Rate	Credit
Liabilities Location	Contracts	Contracts	Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$962,818	$—	$—	$962,818
Variation margin due to broker on futures contracts*	—	36,908	—	36,908
Unrealized appreciation on centrally cleared interest rate swap contracts	—	37,232	—	37,232
Unrealized appreciation on credit default swaps	—	—	40,722	40,722

Total	$962,818	$74,140	$40,722	$1,077,680

	Liability Derivatives Fair Value
		Interest
Statements of Assets and	Currency	Rate	Credit
Liabilities Location	Contracts	Contracts	Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$724,903	$—	$—	$724,903
Variation margin due to broker on futures contracts*	—	567,794	—	567,794
Unrealized depreciation on credit default swap contracts	—	—	110,261	110,261
Variation margin due to brokers on centrally cleared interest rate swap contracts	—	94,137	—	94,137
Unrealized depreciation on centrally cleared interest rate swap contracts	—	837,067	—	837,067
Options written, at value	—	1,943,906	—	1,943,906

Total	$724,903	$3,442,904	$110,261	$4,278,068

* Includes cumulative appreciation/depreciation of futures contracts from the date the contracts were opened through April 30, 2017. Only current day variation margin is reported on the “Statement of assets and liabilities.”

Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

The effect of derivative instruments on the “Statement of operations” for the six months ended April 30, 2017 was as follows:

		Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Options	Swap
	Contracts	Contracts	Purchased	Contracts	Total
Currency contracts	$1,619,972	$—	$(36,600)	$—	$1,583,372
Interest rate contracts	—	4,683,485	838,862	823,048	6,345,395
Equity contracts	—	(1,795,514)	138	—	(1,795,376)
Credit contracts	—	—	—	(3,123,970)	(3,123,970)

Total	$1,619,972	$2,887,971	$802,400	$(2,300,922)	$3,009,421

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Options	Options	Swap
	Contracts	Contracts	Purchased	Written	Contracts	Total
Currency contracts	$537,930	$—	$—	$—	$—	$537,930
Interest rate contracts	—	(1,437,800)	70,368)	(579,672)	(137,005)	(2,224,845)
Equity contracts	—	(475,229)	—	—	—	(475,229)
Credit contracts	—	—	—	—	(1,113,133)	(1,113,133)

Total	$537,930	$(1,913,029)	$(70,368)	$(579,672)	$(1,250,138)	$(3,275,277)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2017.

	Long Derivative		Short Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	91,633,538	USD	131,817,540
Futures contracts (average notional value)		228,089,490		146,912,525
Options contracts (average notional value)		70,508		376,668
CDS contracts (average notional value)*		33,617,486		293,618
Interest rate swap contracts (average notional value)**		—		27,305,163

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Bank of America Merrill Lynch	$666,722	$(129,981)	$536,741
BNP Paribas	108,061	(23,724)	84,337
Citigroup Global Markets	—	(145,692)	(145,692)
Hong Kong Shanghai Bank	—	(230,358)	(230,358)
JPMorgan Chase Bank	188,035	(12,685)	175,350
Morgan Stanley Capital	40,722	—	40,722
Toronto Dominion Bank	—	(263,678)	(263,678)
Union Bank of Switzerland	—	(29,046)	(29,046)

Total	$1,003,540	$(835,164)	$168,376

Notes to financial statements

Delaware Diversified Income Fund

7. Offsetting (continued)

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities (continued)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Bank of America Merrill Lynch	$536,741	$—	$(536,741)	$—	$—	$—
BNP Paribas	84,337	(84,337)	—	—	—	—
Citigroup Global Markets	(145,692)	—	—	—	120,000	(25,692)
Hong Kong Shanghai Bank	(230,358)	—	—	—	—	(230,358)
JPMorgan Chase Bank	175,350	—	(100,000)	—	—	75,350
Morgan Stanley Capital	40,722	—	—	—	—	40,722
Toronto Dominion Bank	(263,678)	—	—	—	—	(263,678)
Union Bank of Switzerland	(29,046)	—	—	—	—	(29,046)

Total	$168,376	$(84,337)	$(636,741)	$—	$120,000	$(432,702)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$6,690,472	$(6,690,472)	$—	$(6,690,472)	$—
Bank of Montreal	11,150,787	(11,150,787)	—	(11,150,787)	—
BNP Paribas	9,257,741	(9,257,741)	—	(9,257,741)	—

Total	$27,099,000	$(27,099,000)	$—	$(27,099,000)	$—

Security Lending

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of April 30, 2017, the following table is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral	Net
Counterparty	at Value	Received	Received	Received	Exposure(b)
The Bank of New York Mellon	$113,594,380	$(113,594,380)	$—	$(113,594,380)	$—

(a)The value of the related collateral received exceeded the value of the net position and purchase agreements and securities lending transactions as of April 30, 2017.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities as disclosed on the “Schedule of investments.” Securities purchased with cash collateral are valued at the market value.

Notes to financial statements

Delaware Diversified Income Fund

8. Securities Lending (continued)

A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

Securities Lending Transactions	Overnight and Continuous	Under 30 days	Between 30 & 90 days	Over 90 days	Total
Convertible Bonds, Corporate Bonds and Sovereign Bonds	$120,015,033	$—	$—	$—	$120,015,033

At April 30, 2017, the value of securities on loan was $113,594,380, for which the Fund received cash collateral of $120,015,033. At April 30, 2017, the value of invested collateral was $120,015,033. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it

Notes to financial statements

Delaware Diversified Income Fund

9. Credit and Market Risk (continued)

unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Fund of certain amounts received by the Fund because a US Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information related to the litigation and the Fund’s potential exposure, the Fund recorded a liability of $15,959,167 and an asset of $4,787,750 based on the expected recoveries to unsecured creditors as of April 30, 2017 that resulted in a decrease in the Fund’s NAV to reflect this likely recovery.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Former Chief Executive
Delaware FundsSM	Private Wealth Management	Philadelphia, PA	Officer
by Macquarie	J.P. Morgan Chase & Co.		Banco Itaú
Philadelphia, PA	New York, NY	Lucinda S. Landreth	International
		Former Chief Investment	Miami, FL
Thomas L. Bennett	Joseph W. Chow	Officer
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Thomas K. Whitford
Delaware Funds	President	New York, NY	Former Vice Chairman
by Macquarie	State Street Corporation		PNC Financial Services Group
Private Investor	Boston, MA		Pittsburgh, PA
Rosemont, PA
Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN
Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

US equity mutual fund

Delaware U.S. Growth Fund

April 30, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds by Macquarie is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds by Macquarie or obtain a prospectus for Delaware U.S. Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Investment Management (MIM) is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited and Macquarie Capital Investment Management, Inc.

The Funds are distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by MIMBT, a registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2016 to April 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2016 to April 30, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2016 to April 30, 2017 (Unaudited)

Delaware U.S. Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Annualized Expense Ratio	Expenses Paid During Period 11/1/16 to 4/30/17*
Actual Fund return†
Class A	$1,000.00	$1,086.10	1.06%	$5.48
Class C	1,000.00	1,082.20	1.81%	9.34
Class R	1,000.00	1,084.80	1.31%	6.77
Institutional Class	1,000.00	1,087.10	0.81%	4.19
Class R6	1,000.00	1,088.10	0.67%	3.47
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.54	1.06%	$5.31
Class C	1,000.00	1,015.82	1.81%	9.05
Class R	1,000.00	1,018.30	1.31%	6.56
Institutional Class	1,000.00	1,020.78	0.81%	4.06
Class R6	1,000.00	1,021.47	0.67%	3.36
*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation

and top 10 equity holdings

Delaware U.S. Growth Fund	As of April 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	99.77%
Consumer Discretionary	11.49%
Financial Services	6.24%
Healthcare	18.10%
Industrials	5.64%
Real Estate	7.05%
Technology	51.25%
Short-Term Investment	0.00%
Total Value of Securities	99.77%
Receivables and Other Assets Net of Liabilities	0.23%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940). The Technology sector consisted of commercial services, diversified financial services, Internet, semiconductors, and software. As of April 30, 2017 such amounts, as a percentage of total net assets were 6.08%, 10.46%, 19.27%, 3.44%, and 12.00%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the “Technology sector” for financial reporting purposes may exceed 25%.

3

Security type / sector allocation and top 10 equity holdings
Delaware U.S. Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Alphabet	7.37%
Microsoft	6.27%
PayPal Holdings	6.08%
Visa Class A	5.80%
Celgene	5.60%
Mastercard Class A	4.66%
Crown Castle International	4.51%
eBay	4.31%
Facebook Class A	4.25%
Liberty Interactive Corp. QVC Group Class A	3.82%

4

Schedule of investments
Delaware U.S. Growth Fund	April 30, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 99.77%²

Consumer Discretionary – 11.49%
Dollar General	687,313	$49,974,528
Liberty Global Class A †	512,633	18,157,461
Liberty Global Class C †	1,923,386	66,568,389
Liberty Interactive Corp. QVC Group Class A †	4,759,155	100,798,903
TripAdvisor †	1,497,175	67,387,847

		302,887,128

Financial Services – 6.24%
Charles Schwab	1,725,762	67,045,854
Intercontinental Exchange	1,618,773	97,450,134

		164,495,988

Healthcare – 18.10%
Allergan	326,987	79,739,050
Biogen †	338,618	91,836,588
Celgene †	1,189,488	147,555,986
DENTSPLY SIRONA	1,108,707	70,114,631
Quintiles IMS Holdings †	1,042,537	87,865,018

		477,111,273

Industrials – 5.64%
FedEx	472,829	89,695,661
Nielsen Holdings	1,435,409	59,038,372

		148,734,033

Real Estate – 7.05%
Crown Castle International	1,255,436	118,764,246
Equinix	160,388	66,994,068

		185,758,314

Technology – 51.25%
Alphabet Class A †	118,080	109,167,321
Alphabet Class C †	93,710	84,897,511
ASML Holding	304,455	40,142,392
eBay †	3,398,346	113,538,740
Electronic Arts †	1,009,134	95,686,086
Facebook Class A †	746,226	112,120,457
Intuit	441,708	55,306,259
Mastercard Class A	1,056,100	122,845,552
Microsoft	2,413,106	165,201,237
PayPal Holdings †	3,358,637	160,274,158
QUALCOMM	939,288	50,477,337
Symantec	2,786,774	88,145,662
Visa Class A	1,676,989	152,974,936

		1,350,777,648

Total Common Stock (cost $2,088,952,988)		2,629,764,384

5

Schedule of investments

Delaware U.S. Growth Fund

	Principal amount°	Value (US $)

Short-Term Investment – 0.00%

Discount Note – 0.00%≠
Federal Home Loan Bank 0.509% 5/26/17	49,953	$49,927

Total Short-Term Investment (cost $49,934)		49,927

Total Value of Securities – 99.77% (cost $2,089,002,922)		$2,629,814,311

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

6

Statement of assets and liabilities
Delaware U.S. Growth Fund	April 30, 2017 (Unaudited)

Assets:
Investments, at value[1]	$2,629,764,384
Short-term investments, at value[2]	49,927
Receivable for securities sold	48,218,520
Receivable for fund shares sold	2,442,652
Dividends and interest receivable	576,662
Foreign tax reclaims receivable	319,313

Total assets	2,681,371,458

Liabilities:
Cash overdraft	37,852,216
Payable for fund shares redeemed	4,549,217
Other accrued expenses	1,753,699
Investment management fees payable to affiliates	1,271,232
Distribution fees payable to affiliates	94,827
Dividend disbursing and transfer agent fees and expenses payable to affiliates	44,094
Accounting and administration expenses payable to affiliates	10,274
Trustees’ fees and expenses payable	6,686
Legal fees payable to affiliates	2,062
Reports and statements to shareholders expenses payable to affiliates	1,510

Total liabilities	45,585,817

Total Net Assets	$2,635,785,641

Net Assets Consist of:
Paid-in capital	$2,028,735,251
Distribution in excess of net investment income	(815,296)
Accumulated net realized gain on investments	67,054,297
Net unrealized appreciation of investments	540,811,389

Total Net Assets	$2,635,785,641

7

Statement of assets and liabilities

Delaware U.S. Growth Fund

Net Asset Value
Class A:
Net assets	$149,415,169
Shares of beneficial interest outstanding, unlimited authorization, no par	6,452,537
Net asset value per share	$23.16
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$24.57

Class C:
Net assets	$68,936,205
Shares of beneficial interest outstanding, unlimited authorization, no par	3,364,465
Net asset value per share	$20.49

Class R:
Net assets	$19,639,879
Shares of beneficial interest outstanding, unlimited authorization, no par	879,282
Net asset value per share	$22.34

Institutional Class:
Net assets	$2,382,741,435
Shares of beneficial interest outstanding, unlimited authorization, no par	95,482,709
Net asset value per share	$24.95

Class R6:
Net assets	$15,052,953
Shares of beneficial interest outstanding, unlimited authorization, no par	602,826
Net asset value per share	$24.97

[1] Investments, at cost	$2,088,952,988
[2] Short-term investments, at cost	49,934

See accompanying notes, which are an integral part of the financial statements.

8

Statement of operations
Delaware U.S. Growth Fund	Six months ended April 30, 2017 (Unaudited)

Investment Income:
Dividends	$12,407,922
Interest	4,954
Foreign tax withheld	(105,063)

12,307,813

Expenses:
Management fees	7,784,042
Distribution expenses — Class A	205,678
Distribution expenses — Class C	363,864
Distribution expenses — Class R	50,651
Dividend disbursing and transfer agent fees and expenses	2,330,421
Accounting and administration expenses	420,763
Reports and statements to shareholders expenses	107,113
Legal fees	102,426
Custodian fees	77,849
Trustees’ fees and expenses	71,390
Registration fees	68,423
Audit and tax fees	17,879
Other	66,560

11,667,059
Less expense paid indirectly	(988)

Total operating expenses	11,666,071

Net Investment Income	641,742

Net Realized and Unrealized Gain:
Net realized gain on investments	72,346,235
Net change in unrealized appreciation (depreciation) of investments	151,910,043

Net Realized and Unrealized Gain	224,256,278

Net Increase in Net Assets Resulting from Operations	$224,898,020

See accompanying notes, which are an integral part of the financial statements.

9

Statements of changes in net assets

Delaware U.S. Growth Fund

	Six months ended 4/30/17 (Unaudited)	Year ended 10/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$641,742	$4,619,143
Net realized gain	72,346,235	185,917,740
Net change in unrealized appreciation (depreciation)	151,910,043	(323,055,528)

Net increase (decrease) in net assets resulting from operations	224,898,020	(132,518,645)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(921,459)
Class R	—	(13,766)
Institutional Class	(4,320,824)	(16,120,751)
Class R6	(353)	—

Net realized gain:
Class A	(12,628,512)	(35,792,419)
Class C	(6,105,441)	(12,944,785)
Class R	(1,577,029)	(3,126,010)
Institutional Class	(165,799,057)	(335,129,980)
Class R6	(8,818)	—

	(190,440,034)	(404,049,170)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,902,598	59,153,539
Class C	2,831,723	11,249,109
Class R	2,290,209	6,270,010
Institutional Class	246,541,790	628,137,564
Class R6	14,637,880	2,000

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	12,332,480	35,873,416
Class C	5,938,501	12,574,496
Class R	1,576,018	3,135,456
Institutional Class	167,203,248	344,353,506
Class R6	9,171	—

	464,263,618	1,100,749,096

10

	Six months
	ended
	4/30/17	Year ended
	(Unaudited)	10/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(74,074,264)	$(257,972,394)
Class C	(19,830,281)	(32,522,415)
Class R	(5,635,275)	(11,732,609)
Institutional Class	(602,071,271)	(1,224,789,738)
Class R6	(3,456)	—

	(701,614,547)	(1,527,017,156)

Decrease in net assets derived from capital share transactions	(237,350,929)	(426,268,060)

Net Decrease in Net Assets	(202,892,943)	(962,835,875)

Net Assets:
Beginning of period	2,838,678,584	3,801,514,459

End of period	$2,635,785,641	$2,838,678,584

Undistributed (distribution in excess of) net investment income	$(815,296)	$2,864,139

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights

Delaware U.S. Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Six months ended 4/30/17[1]
	Year ended

(Unaudited)	10/31/16	10/31/15	10/31/14	10/31/13		10/31/12
$ 22.990	$ 26.840	$ 25.660	$ 21.970	$ 17.310		$ 14.960

(0.017)	(0.013)	0.069	0.062	(0.012)		(0.031)
1.837	(0.809)	1.863	3.628	4.672		2.381

1.820	(0.822)	1.932	3.690	4.660		2.350

—	(0.076)	(0.057)	—	—		—
(1.650)	(2.952)	(0.695)	—	—		—

(1.650)	(3.028)	(0.752)	—	—		—

$ 23.160	$ 22.990	$ 26.840	$ 25.660	$ 21.970		$ 17.310

8.61%	(3.48% )	7.63%	16.80%	26.92%		15.71%

$149,415	$200,191	$412,893	$351,388	$290,303		$146,112
1.06%	1.05%	1.05%	1.06%	1.09%		1.10%
1.06%	1.05%	1.05%	1.06%	1.13%		1.16%
(0.16%)	(0.06% )	0.26%	0.26%	(0.06%	)	(0.19%	)
(0.16%)	(0.06% )	0.26%	0.26%	(0.10%	)	(0.25%	)
11%	22%	40%	25%	23%		20%

13

Financial highlights

Delaware U.S. Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations.

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 4/30/17[1]
	Year ended

(Unaudited)	10/31/16	10/31/15	10/31/14		10/31/13		10/31/12
$20.600	$24.460	$ 23.560	$ 20.330		$ 16.130		$ 14.050

(0.089)	(0.169)	(0.118)	(0.107)		(0.147)		(0.146)
1.629	(0.739)	1.713	3.337		4.347		2.226

1.540	(0.908)	1.595	3.230		4.200		2.080

(1.650)	(2.952)	(0.695)	—		—		—

(1.650)	(2.952)	(0.695)	—		—		—

$20.490	$20.600	$ 24.460	$ 23.560		$ 20.330		$ 16.130

8.22%	(4.24% )	6.86%	15.89%		26.04%		14.80%

$68,936	$80,537	$106,775	$ 90,104		$ 67,898		$ 31,103
1.81%	1.80%	1.80%	1.81%		1.84%		1.85%
1.81%	1.80%	1.80%	1.81%		1.84%		1.86%
(0.91%)	(0.81% )	(0.49% )	(0.49%	)	(0.81%	)	(0.94%	)
(0.91%)	(0.81% )	(0.49% )	(0.49%	)	(0.81%	)	(0.95%	)
11%	22%	40%	25%		23%		20%

15

Financial highlights

Delaware U.S. Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 4/30/17[1]
	Year ended

(Unaudited)	10/31/16	10/31/15	10/31/14	10/31/13		10/31/12
$22.260	$26.080	$24.960	$ 21.430	$ 16.920		$ 14.660

(0.043)	(0.069)	0.002	0.004	(0.059)		(0.073)
1.773	(0.786)	1.813	3.526	4.569		2.333
1.730	(0.855)	1.815	3.530	4.510		2.260

—	(0.013)	—	—	—		—
(1.650)	(2.952)	(0.695)	—	—		—
(1.650)	(2.965)	(0.695)	—	—		—

$22.340	$22.260	$26.080	$ 24.960	$ 21.430		$ 16.920

8.48%	(3.72% )	7.36%	16.47%	26.66%		15.42%

$19,640	$21,358	$27,920	$ 27,053	$ 23,815		$ 11,202
1.31%	1.30%	1.30%	1.31%	1.34%		1.35%
1.31%	1.30%	1.30%	1.31%	1.43%		1.46%
(0.41%)	(0.31% )	0.01%	0.01%	(0.31%	)	(0.44%	)
(0.41%)	(0.31% )	0.01%	0.01%	(0.40%	)	(0.55%	)
11%	22%	40%	25%	23%		20%

17

Financial highlights

Delaware U.S. Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 4/30/17[1] (Unaudited)
		Year ended

		10/31/16	10/31/15	10/31/14	10/31/13	10/31/12
$ 24.660		$ 28.570	$ 27.260	$ 23.310	$ 18.340	$ 15.830

0.011		0.048	0.143	0.130	0.039	0.011
1.972		(0.864)	1.980	3.839	4.959	2.520

1.983		(0.816)	2.123	3.969	4.998	2.531

(0.043)		(0.142)	(0.118)	(0.019)	(0.028)	(0.021)
(1.650)		(2.952)	(0.695)	—	—	—

(1.69	3)	(3.094)	(0.813)	(0.019)	(0.028)	(0.021)

$ 24.950		$ 24.660	$ 28.570	$ 27.260	$ 23.310	$ 18.340

8.71%		(3.24% )	7.90%	17.04%	27.29%	16.01%

$2,382,742		$2,536,591	$3,253,926	$2,983,439	$2,203,909	$922,606
0.81%		0.80%	0.80%	0.81%	0.84%	0.85%
0.81%		0.80%	0.80%	0.81%	0.84%	0.86%
0.09%		0.19%	0.51%	0.51%	0.19%	0.06%
0.09%		0.19%	0.51%	0.51%	0.19%	0.05%
11%		22%	40%	25%	23%	20%

19

Financial highlights

Delaware U.S. Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Six months ended		5/2/16[2]
	4/30/17[1]	to
	(Unaudited)	10/31/16
Net asset value, beginning of period	$24.680	$23.750

Income from investment operations:
Net investment income[3]	0.028	0.041
Net realized and unrealized gain	1.978	0.889

Total from investment operations	2.006	0.930

Less dividends and distributions from:
Net investment income	(0.066)	—
Net realized gain	(1.650)	—

Total dividends and distributions	(1.716)	—

Net asset value, end of period	$24.970	$24.680

Total return[4]	8.81%	3.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,053	$ 2
Ratio of expenses to average net assets	0.67%	0.66%
Ratio of net investment income to average net assets	0.23%	0.34%
Portfolio turnover.	11%	22%	[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in a net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Portfolio turnover is representative of the Fund for the entire year ended Oct. 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

20

Notes to financial statements
Delaware U.S. Growth Fund	April 30, 2017 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to Delaware U.S. Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees. Class R6 shares commenced operations on May 2, 2016.

The investment objective of the Fund is to seek long-term capital appreciation by investing in equity securities of companies believed to have the potential for sustainable free cash flow growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2013–Oct. 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

21

Notes to financial statements

Delaware U.S. Growth Fund

1. Significant Accounting Policies (continued)

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At April 30, 2017, the Fund held no investments in repurchase agreements.

Use of Estimates — The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the

22

order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended April 30, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2017.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2017, the Fund earned $988 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays

Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Fund. Effective Jan. 1, 2017, For these services, DMC, not the Fund, pays JSP fees based on the aggregate average daily net assets of the Fund at the following annual rate: 0.39% of the first $500 million; 0.36% of the next $500 million; 0.33% of the next $1.5 billion; and 0.30% of aggregate average daily net assets in excess of $2.5 billion. Prior to Jan. 1, 2017, DMC paid JSP fees based on the aggregate average daily net assets of the Fund at the following annual rate: 0.325% of the first $500 million; 0.300% of the next $500 million; 0.275% of the next $1.5 billion; and 0.250% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended April 30, 2017, the Fund was charged $63,354 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under

23

Notes to financial statements

Delaware U.S. Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

“Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2017, the Fund was charged $271,949 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2017, the Fund was charged $28,275 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2017, DDLP earned $11,146 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2017, DDLP received gross CDSC commissions of $22,841 and $2,802 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$290,648,844
Sales	720,929,255

At April 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$2,089,002,922

Aggregate unrealized appreciation of investments	$635,167,980
Aggregate unrealized depreciation of investments	(94,356,591)

Net unrealized appreciation of investments	$540,811,389

24

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2017:

Securities	Level 1	Level 2	Total
Assets:

Common Stock	$2,629,764,384	$—	$2,629,764,384
Short-Term Investments	—	49,927	49,927

Total Value of Securities	$2,629,764,384	$49,927	$2,629,814,311

25

Notes to financial statements

Delaware U.S. Growth Fund

3. Investments (continued)

During the six months ended April 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended April 30, 2017, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	4/30/17	10/31/16
Shares sold:
Class A	489,761	2,489,018
Class C	142,898	528,912
Class R	106,435	279,375
Institutional Class	10,273,070	25,481,591
Class R6	602,482	84

Shares issued upon reinvestment of dividends and distributions:
Class A	583,924	1,502,868
Class C	316,889	583,774
Class R	77,293	135,324
Institutional Class	7,352,825	13,472,359
Class R6	403	—

	19,945,980	44,473,305

Shares redeemed:
Class A	(3,330,225)	(10,666,478)
Class C	(1,004,224)	(1,569,397)
Class R	(263,998)	(525,652)
Institutional Class	(25,015,874)	(49,964,852)
Class R6	(143)	-

	(29,614,464)	(62,726,379)

Net decrease	(9,668,484)	(18,253,074)

26

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended April 30, 2017 and year ended Oct. 31, 2016, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.”

	Exchange Redemptions		Exchange Subscriptions
			Institutional
	Class A	Class C	Class
	Shares	Shares	Shares	Value
Six months ended 4/30/17	543,680	—	504,832	$12,009,066
Year ended 10/31/16	131,002	18,974	138,188	$ 3,336,778

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

The Fund had no amounts outstanding as of April 30, 2017, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial

27

Notes to financial statements

Delaware U.S. Growth Fund

6. Securities Lending (continued)

collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2017, the Fund had no securities out on loan.

7. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s

28

Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2017, there were no Rule 144A securities held by the Fund.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2017 that would require recognition or disclosure in the Fund’s financial statements.

29

About the organization

Board of trustees

Shawn K. Lytle President and Chief Executive Officer Delaware FundsSM by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

30

Alternative / specialty mutual fund

Delaware Global Real Estate Opportunities Fund

April 30, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds by Macquarie is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds by Macquarie or obtain a prospectus for Delaware Global Real Estate Opportunities Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Investment Management (MIM) is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited and Macquarie Capital Investment Management, Inc.

The Funds are distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by MIMBT, a registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2016 to April 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2016 to April 30, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2016 to April 30, 2017 (Unaudited)

Delaware Global Real Estate Opportunities Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Annualized Expense Ratio	Expenses Paid During Period 11/1/16 to 4/30/17*
Actual Fund return†
Class A	$1,000.00	$1,025.20	1.40%	$7.03
Class C	1,000.00	1,022.50	2.15%	10.78
Class R	1,000.00	1,025.20	1.65%	8.29
Institutional Class	1,000.00	1,027.90	1.15%	5.78

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.85	1.40%	$7.00
Class C	1,000.00	1,014.13	2.15%	10.74
Class R	1,000.00	1,016.61	1.65%	8.25
Institutional Class	1,000.00	1,019.09	1.15%	5.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / country and sector allocations
Delaware Global Real Estate Opportunities Fund	As of April 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Common Stock by Country	101.58%
Australia	6.50%
Canada	1.18%
China/Hong Kong	8.50%
France	2.50%
Germany	2.77%
Ireland	1.15%
Japan	5.40%
Singapore	5.25%
Spain	1.27%
United Kingdom	8.73%
United States	58.33%
Short-Term Investments	3.52%
Total Value of Securities	105.10%
Liabilities Net of Receivables and Other Assets	(5.10%)
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Diversified REITs	19.49%
Healthcare REITs	9.32%
Hotel REITs	3.50%
Industrial REITs	7.10%
Information Technology REITs	5.29%
Mall REITs	6.05%
Manufactured Housing REIT	1.55%
Multifamily REITs	16.05%
Office REITs	10.07%
Office/Diversified REITs	2.42%
Real Estate Operating Companies/Developer	3.71%
Retail REITs	4.13%
Self-Storage REITs	2.29%
Shopping Center REITs	6.25%
Single Tenant REITs	2.94%
Specialty REIT	1.42%
Total	101.58%

3

Schedule of investments
Delaware Global Real Estate Opportunities Fund	April 30, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 101.58%Δ

Australia – 6.50%
Charter Hall Group	232,449	$986,908
Dexus Property Group	105,403	805,043
Goodman Group	304,487	1,849,079
GPT Group-In Specie =†	1,377,200	18,602
Scentre Group	222,626	718,487

		4,378,119

Canada – 1.18%
Canadian Real Estate Investment Trust	22,000	795,839

		795,839

China/Hong Kong – 8.50%
Cheung Kong Property Holdings	282,500	2,026,587
Hongkong Land Holdings	150,909	1,163,508
Link REIT	152,500	1,096,939
Sun Hung Kai Properties	95,724	1,436,165

		5,723,199

France – 2.50%
Gecina	4,396	625,386
Unibail-Rodamco	4,314	1,059,444

		1,684,830

Germany – 2.77%
alstria office REIT	23,907	316,149
Deutsche Wohnen	45,321	1,549,667

		1,865,816

Ireland – 1.15%
Green REIT	519,493	772,431

		772,431

Japan – 5.40%
Japan Rental Housing Investments	699	502,264
Mitsubishi Estate	62,987	1,203,519
Orix JREIT	228	361,609
Sumitomo Realty & Development	48,000	1,294,353
United Urban Investment	181	273,590

		3,635,335

Singapore – 5.25%
CapitaLand	331,200	891,323
City Developments	209,600	1,618,712
Mapletree Commercial Trust	893,901	1,020,486

		3,530,521

Spain – 1.27%
Merlin Properties Socimi	72,353	856,315

		856,315

4

	Number of shares	Value (US $)

Common StockΔ (continued)

United Kingdom – 8.73%
Capital & Counties Properties	235,488	$ 963,203
Grainger	449,409	1,454,604
Great Portland Estates	96,559	865,437
Land Securities Group	62,153	890,336
Shaftesbury	51,551	622,286
UNITE Group	129,383	1,084,222

		5,880,088

United States – 58.33%
Apartment Investment & Management	14,330	626,794
AvalonBay Communities	9,632	1,828,539
Boston Properties	3,831	485,005
Brixmor Property Group	24,137	476,706
Brookdale Senior Living †	142,286	1,848,295
CBL & Associates Properties	22,302	206,293
Columbia Property Trust	27,248	613,080
CoreSite Realty	8,790	860,101
Crown Castle International	15,331	1,450,313
CubeSmart	24,166	612,366
DCT Industrial Trust	23,868	1,206,766
Empire State Realty Trust	38,152	793,562
Equinix	2,988	1,248,088
Equity Commonwealth †	25,350	810,947
Equity LifeStyle Properties	12,884	1,042,444
Equity Residential	18,336	1,184,139
Essex Property Trust	3,687	901,361
First Industrial Realty Trust	6,825	192,056
Forest City Realty Trust	44,095	996,547
GGP	63,715	1,376,881
HCP	59,328	1,859,933
Host Hotels & Resorts	24,325	436,634
Invitation Homes †	44,404	956,906
Kilroy Realty	5,026	354,484
Mack-Cali Realty	11,983	324,140
MGM Growth Properties	45,602	1,305,129
National Health Investors	6,505	475,971
Prologis	28,106	1,529,247
Public Storage	4,437	929,019
Regency Centers	16,411	1,036,847
Retail Properties of America	29,188	389,368
Simon Property Group	15,077	2,491,626
SL Green Realty	2,370	248,684

5

Schedule of investments

Delaware Global Real Estate Opportunities Fund

	Number of shares	Value (US $)

Common StockΔ (continued)

United States (continued)
STORE Capital	30,786	$738,556
Sunstone Hotel Investors	41,228	613,885
UDR	28,175	1,052,055
Urban Edge Properties	22,927	584,639
VEREIT	148,176	1,240,233
Vornado Realty Trust	8,769	843,929
Weingarten Realty Investors	30,556	1,001,320
Welltower	29,319	2,094,549

		39,267,437

Total Common Stock (cost $66,972,404)		68,389,930

	Principal amount°

Short-Term Investments – 3.52%

Discount Notes – 1.07%≠
Federal Home Loan Bank
0.509% 5/26/17	475,924	475,682
0.688% 5/19/17	245,679	245,590

		721,272

Repurchase Agreements – 2.45%
Bank of America Merrill Lynch 0.72%, dated 4/28/17, to be repurchased on 5/1/17,repurchase price $407,393 (collateralized by US government obligations 3.75% 11/15/43; market value $415,516)	407,368	407,368
Bank of Montreal 0.68%, dated 4/28/17, to be repurchased on 5/1/17,repurchase price $678,986 (collateralized by US government obligations 0.00%–3.75% 10/31/17–5/15/45; market value $692,527)	678,948	678,948
BNP Paribas 0.80%, dated 4/28/17, to be repurchased on 5/1/17,repurchase price $563,722 (collateralized by US government obligations 0.00%–1.875% 8/15/17–2/15/45; market value $574,958)	563,684	563,684

		1,650,000

Total Short-Term Investments (cost $2,371,328)		2,371,272

Total Value of Securities – 105.10% (cost $69,343,732)		$70,761,202

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2017, the aggregate value of fair valued securities was $18,602, which represents 0.03% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

6

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 3 in “Security type / country and sector allocations.”

†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at April 30, 20171:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	AUD	(320,394)	USD	239,407	5/2/17	$(488)
BNYM	CAD	(171,724)	USD	126,236	5/1/17	431
BNYM	EUR	(135,535)	USD	147,362	5/2/17	(305)
BNYM	EUR	(595,907)	USD	649,487	5/3/17	208
BNYM	GBP	(140,595)	USD	181,319	5/2/17	(800)
BNYM	GBP	(215,521)	USD	278,916	5/3/17	(265)
BNYM	HKD	(583,850)	USD	75,019	5/4/17	(51)
BNYM	JPY	25,372,437	USD	(227,565)	5/1/17	64
BNYM	SGD	392,471	USD	(280,933)	5/2/17	(10)
BNYM	SGD	197,196	USD	(141,189)	5/3/17	(38)

						$(1,254)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AUD – Australian Dollar

BNYM – BNY Mellon

CAD – Canadian Dollar

EUR – European Monetary Unit

GBP – British Pound Sterling

HKD – Hong Kong Dollar

JPY – Japanese Yen

REIT – Real Estate Investment Trust

SGD – Singapore Dollar

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

7

Statement of assets and liabilities
Delaware Global Real Estate Opportunities Fund	April 30, 2017 (Unaudited)

Assets:
Investments, at value[1]	$68,389,930
Short-term investments, at value[2]	2,371,272
Cash	79,546
Foreign currencies, at value[3]	9,920
Receivable for securities sold	3,172,869
Receivable for fund shares sold	130,344
Dividends and interest receivable	110,543
Foreign tax reclaims receivable	34,050
Unrealized appreciation of foreign currency exchange contracts	703

Total assets	74,299,177

Liabilities:
Payable for fund shares redeemed	5,003,312
Payable for securities purchased	1,814,994
Other accrued expenses	102,256
Investment management fees payable to affiliates	41,591
Distribution fees payable to affiliates	6,757
Unrealized depreciation of foreign currency exchange contracts	1,957
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,141
Accounting and administration expenses payable to affiliates	266
Trustees’ fees and expenses payable	167
Legal fees payable to affiliates	50
Reports and statements to shareholders expenses payable to affiliates	38

Total liabilities	6,972,529

Total Net Assets	$67,326,648

Net Assets Consist of:
Paid-in capital	$123,998,543
Undistributed net investment income	77,597
Accumulated net realized loss on investments	(58,166,312)
Net unrealized appreciation of investments	1,417,470
Net unrealized appreciation of foreign currencies	604
Net unrealized depreciation of foreign currency exchange contracts	(1,254)

Total Net Assets	$67,326,648

8

Net Asset Value
Class A:
Net assets	$16,954,090
Shares of beneficial interest outstanding, unlimited authorization, no par	2,305,260
Net asset value per share	$7.35
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$7.80

Class C:
Net assets	$2,602,186
Shares of beneficial interest outstanding, unlimited authorization, no par	354,300
Net asset value per share	$7.34

Class R:
Net assets	$162,437
Shares of beneficial interest outstanding, unlimited authorization, no par	22,109
Net asset value per share	$7.35

Institutional Class:
Net assets	$47,607,935
Shares of beneficial interest outstanding, unlimited authorization, no par	6,478,468
Net asset value per share	$7.35
[1]Investments, at cost	$66,972,404
[2]Short-term investments, at cost	2,371,328
[3]Foreign currencies, at cost	10,301

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations
Delaware Global Real Estate Opportunities Fund	Six months ended April 30, 2017 (Unaudited)

Investment Income:
Dividends	$966,680
Interest	9,299
Foreign tax withheld	(29,290)

946,689

Expenses:
Management fees	319,003
Registration fees	34,305
Distribution expenses – Class A	30,440
Distribution expenses – Class C	13,338
Distribution expenses – Class R	471
Dividend disbursing and transfer agent fees and expenses	29,593
Audit and tax fees	21,255
Custodian fees	17,141
Reports and statements to shareholders expenses	14,164
Accounting and administration expenses	9,973
Legal fees	2,514
Trustee’s fees and expenses	1,719
Other	7,369

501,285
Less expense waived	(86,178)
Less expense paid indirectly	(55)

Total operating expenses	415,052

Net Investment Income	531,637

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,371,159)
Foreign currencies	8,253
Foreign currency exchange contracts	62,311

Net realized loss	(2,300,595)

Net change in unrealized appreciation (depreciation) of:
Investments	3,516,311
Foreign currencies	3,570
Foreign currency exchange contracts	(660)

Net change in unrealized appreciation (depreciation)	3,519,221

Net Realized and Unrealized Gain	1,218,626

Net Increase in Net Assets Resulting from Operations	$1,750,263

See accompanying notes, which are an integral part of the financial statements.

10

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Statements of changes in net assets

Delaware Global Real Estate Opportunities Fund

	Six months
	ended
	4/30/17	Year ended
	(Unaudited)	10/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$531,637	$576,642
Net realized gain (loss)	(2,300,595)	3,194,257
Net change in unrealized appreciation (depreciation)	3,519,221	(3,333,796)

Net increase in net assets resulting from operations	1,750,263	437,103

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(502,979)	(159,517)
Class C	(37,947)	(7,510)
Class R	(3,430)	(1,812)
Institutional Class	(654,573)	(339,745)

	(1,198,929)	(508,584)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,452,032	22,489,581
Class C	190,517	924,672
Class R	14,973	78,508
Institutional Class	25,594,023	26,248,747

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	484,632	153,648
Class C	36,075	6,934
Class R	3,430	1,812
Institutional Class	476,735	287,089

	29,252,417	50,190,991

12

	Six months
	ended
	4/30/17	Year ended
	(Unaudited)	10/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(14,356,526)	$(3,178,074)
Class C	(479,838)	(964,469)
Class R	(57,375)	(167,977)
Institutional Class	(14,288,117)	(16,903,258)

	(29,181,856)	(21,213,778)

Increase in net assets derived from capital share transactions	70,561	28,977,213

Net Increase in Net Assets	621,895	28,905,732

Net Assets:
Beginning of period	66,704,753	37,799,021

End of period	$67,326,648	$66,704,753

Undistributed net investment income	$77,597	$744,889

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Global Real Estate Opportunities Fund Class A1

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled® Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio which occurred after the close of business on Sept. 28, 2012. Prior to the Reorganization, the Fund had no investment operations. The information shown for 2012 and earlier is historical information for The Global Real Estate Securities Portfolio. Because the Fund’s fees and expenses are higher than those of The Global Real Estate Securities Portfolio, the Fund’s performance would have been lower than that of The Global Real Estate Securities Portfolio.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended
4/30/17[2]			Year ended

(Unaudited)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12

$7.310	$7.220	$7.200	$6.650	$6.060	$5.370

0.055	0.073	0.077	0.116	0.079	0.103
0.122	0.085	0.077	0.642	0.696	0.799

0.177	0.158	0.154	0.758	0.775	0.902

(0.137)	(0.068)	(0.134)	(0.208)	(0.185)	(0.212)

(0.137)	(0.068)	(0.134)	(0.208)	(0.185)	(0.212)

$7.350	$7.310	$7.220	$7.200	$6.650	$6.060

2.52%	2.20%	2.16%	11.80%	13.11%	17.79%

$16,954	$28,247	$8,481	$6,571	$4,340	$297
1.40%	1.40%	1.41%	1.40%	1.40%	1.38%
1.67%	1.72%	1.73%	1.78%	1.66%	1.52%
1.54%	0.98%	1.07%	1.72%	1.21%	1.65%
1.27%	0.66%	0.75%	1.34%	0.95%	1.51%
118%	193%	116%	107%	112%	128%

15

Financial highlights

Delaware Global Real Estate Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

5 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended
4/30/17[1]	Year ended				10/1/12[2] to

(Unaudited)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12

$7.280	$7.210	$7.190	$6.640	$6.060	$5.960

0.028	0.017	0.023	0.066	0.030	(0.005)
0.131	0.072	0.078	0.637	0.705	0.105

0.159	0.089	0.101	0.703	0.735	0.100

(0.099)	(0.019)	(0.081)	(0.153)	(0.155)	—

(0.099)	(0.019)	(0.081)	(0.153)	(0.155)	—

$7.340	$7.280	$7.210	$7.190	$6.640	$6.060

2.25%	1.24%	1.41%	11.06%	12.23%	1.68%

$2,602	$2,838	$2,850	$2,119	$572	$25
2.15%	2.15%	2.16%	2.15%	2.15%	2.15%
2.42%	2.47%	2.48%	2.53%	2.41%	2.52%
0.79%	0.23%	0.32%	0.97%	0.46%	(0.93%	)
0.52%	(0.09% )	0.00%	0.59%	0.20%	(1.30%	)
118%	193%	116%	107%	112%	128%	[5]

17

Financial highlights

Delaware Global Real Estate Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
4/30/17[1]	Year ended				10/1/12[2] to

(Unaudited)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12

$7.300	$7.220	$7.190	$6.640	$6.060	$5.960

0.046	0.053	0.059	0.101	0.062	(0.002)
0.131	0.079	0.086	0.637	0.699	0.102

0.177	0.132	0.145	0.738	0.761	0.100

(0.127)	(0.052)	(0.115)	(0.188)	(0.181)	—

(0.127)	(0.052)	(0.115)	(0.188)	(0.181)	—

$7.350	$7.300	$7.220	$7.190	$6.640	$6.060

2.52%	1.84%	2.03%	11.48%	12.87%	1.68%

$163	$201	$286	$121	$24	$7
1.65%	1.65%	1.66%	1.65%	1.65%	1.65%
1.92%	1.97%	1.98%	2.03%	2.00%	2.12%
1.29%	0.73%	0.82%	1.47%	0.96%	(0.43%)
1.02%	0.41%	0.50%	1.09%	0.61%	(0.90%)
118%	193%	116%	107%	112%	128%[5]

19

Financial highlights

Delaware Global Real Estate Opportunities Fund Institutional Class1

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:

Net investment income[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:

Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:

Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled® Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio which occurred after the close of business on Sept. 28, 2012. Prior to the Reorganization, the Fund had no investment operations. The information shown for 2012 and earlier is historical information for The Global Real Estate Securities Portfolio. Because the Fund’s fees and expenses are higher than those of The Global Real Estate Securities Portfolio, the Fund’s performance would have been lower than that of The Global Real Estate Securities Portfolio.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 4/30/17[2]			Year ended
(Unaudited)	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12

$7.300	$7.220	$7.190	$6.650	$6.060	$5.390

0.064	0.090	0.095	0.132	0.094	0.105
0.132	0.077	0.086	0.633	0.707	0.791

0.196	0.167	0.181	0.765	0.801	0.896

(0.146)	(0.087)	(0.151)	(0.225)	(0.211)	(0.226)

(0.146)	(0.087)	(0.151)	(0.225)	(0.211)	(0.226)

$7.350	$7.300	$7.220	$7.190	$6.650	$6.060

2.79%	2.32%	2.55%	11.93%	13.58%	17.68%

$47,608	$35,419	$26,182	$44,999	$49,291	$76,426
1.15%	1.15%	1.16%	1.15%	1.15%	1.13%
1.42%	1.47%	1.48%	1.53%	1.41%	1.27%
1.79%	1.23%	1.32%	1.97%	1.46%	1.90%
1.52%	0.91%	1.00%	1.59%	1.20%	1.76%
118%	193%	116%	107%	112%	128%

21

Notes to financial statements
Delaware Global Real Estate Opportunities Fund	April 30, 2017 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Global Real Estate Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return through a combination of current income and capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the

22

interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2013–Oct. 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 28, 2017, and matured on the next business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

23

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

1. Significant Accounting Policies (continued)

financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2017.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2017, the Fund earned $55 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.99% on the first $100 million of the average daily net assets of the Fund, 0.90% on the next $150 million, and 0.80% on average daily net assets in excess of $250 million.

DMC has contractually agreed to waive that portion if any, of its investment advisory fees and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired funds fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine

24

expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively nonroutine expenses)) do not exceed 1.15% of the Fund’s average daily net assets from Nov. 1, 2016 through April 30, 2017.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended April 30, 2017, the Fund was charged $1,502 for these services. This amount is included on the “Statement of operation” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. For the six months ended April 30, 2017, the Fund was charged $6,448 for these services. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included in the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no 12b-1 fee.

* The aggregate contractual waiver period covering this report is from Feb. 26, 2016, through Feb. 28, 2018.

25

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2017, the Fund was charged $663 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2017, DDLP earned $1,924 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2017, DDLP received gross CDSC commissions of $49 and $78 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/ dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended April 30, 2017 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended April 30, 2017, the Fund engaged in securities sales of $471,302, which resulted in net realized gain of $15. There were no securities purchased under Rule 17a-7 for the six months ended April 30, 2017.

3. Investments

For the six months ended April 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$77,958,768
Sales	73,937,143

At April 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$69,343,732

Aggregate unrealized appreciation of investments	$2,828,154
Aggregate unrealized depreciation of investments	(1,410,684)

Net unrealized appreciation of investments	$1,417,470

26

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At Oct. 31, 2016, pre-enactment capital loss carryforwards available to offset future realized capital gains, through the indicated expiration dates for the Fund were as follows: $50,784,384 expires in 2017, and $3,400,957 expires in 2018. At Oct. 31, 2016, there were no post-enactment capital loss carryforwards incurred that will be carried forward under the Act.

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

27

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Australia	$3,372,609	$986,908	$18,602	$4,378,119
Canada	795,839	—	—	795,839
China/Hong Kong	5,723,199	—	—	5,723,199
France	1,684,830	—	—	1,684,830
Germany	1,865,816	—	—	1,865,816
Ireland	772,431	—	—	772,431
Japan	3,635,335	—	—	3,635,335
Singapore	3,530,521	—	—	3,530,521
Spain	856,315	—	—	856,315
United Kingdom	4,916,885	963,203	—	5,880,088
United States	39,267,437	—	—	39,267,437
Short-Term Investments	—	2,371,272	—	2,371,272

Total Value of Securities	$66,421,217	$4,321,383	$18,602	$70,761,202

Derivatives:
Foreign Currency Exchange Contracts	$—	$(1,254)	$—	$(1,254)

A security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.

As a result of utilizing international fair value pricing at April 30, 2017, a portion of the Fund’s common stock was categorized as Level 2.

During the six months ended April 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has

28

determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	4/30/17	10/31/16
Shares sold:
Class A	340,813	3,110,288
Class C	26,625	125,876
Class R	2,077	10,898
Institutional Class	3,539,047	3,570,524

Shares issued upon reinvestment of dividends and distributions:
Class A	69,271	20,914
Class C	5,165	968
Class R	491	253
Institutional Class	68,024	39,472

	4,051,513	6,879,193

Shares redeemed:
Class A	(1,971,388)	(438,843)
Class C	(67,046)	(132,784)
Class R	(7,976)	(23,230)
Institutional Class	(1,981,115)	(2,385,423)

	(4,027,525)	(2,980,280)

Net increase	23,988	3,898,913

Certain shareholders may exchange shares of one class for another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.” For the six months ended April 30, 2017 and year ended Oct. 31, 2016, the Fund had the following exchange transactions:

	Exchange Redemptions	Exchange Subscriptions
	Class A Shares	Institutional Class Shares	Value
Six months ended 4/30/17	548,435	548,505	$3,997,730
Year ended 10/31/16	26,429	26,452	200,664

29

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

The Fund had no amount outstanding as of April 30, 2017, or at any time during the six months then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. The Fund may also enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

30

During the six months ended April 30, 2017, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Fair values of derivative instruments as of April 30, 2017 was as follows:

Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Foreign Currency Exchange Contracts
Unrealized appreciation of foreign currency exchange contracts	$703

Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Foreign Currency Exchange Contracts
Unrealized depreciation of foreign currency exchange contracts	$(1,957)

The effect of derivative instruments on the “Statement of operations” for the six months ended April 30, 2017 was as follows:

Net Realized Gain on:
Foreign Currency Exchange Contracts
Currency contracts	$62,311

Net Change in Unrealized Depreciation of:
Foreign Currency Exchange Contracts
Currency contracts	$(660)

Derivatives generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2017:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	USD 238,526	USD 194,393

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts

31

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

7. Offsetting (continued)

and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$703	$(1,957)	$(1,254)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
BNY Mellon	$(1,254)	$—	$—	$—	$—	$(1,254)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received(b)	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America
Merrill Lynch	$ 407,368	$ (407,368)	$—	$ (407,368)	$—
Bank of Montreal	678,948	(678,948)	—	(678,948)	—
BNP Paribas	563,684	(563,684)	—	(563,684)	—
Total	$1,650,000	$(1,650,000)	$—	$(1,650,000)	$—

(a)Net exposure represents the net receivable (payable) that would be due from (to) the counterparty in the event of default.

(b)The value of the related collateral received exceeded the value of the repurchase agreements as of April 30, 2017.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105%

32

with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2017, the Fund had no securities out on loan.

33

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2017, there were no Rule 144A securities held by the Fund.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

34

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2017 that would require recognition or disclosure in the Fund’s financial statements.

35

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Former Chief Executive
Delaware FundsSM	Private Wealth Management	Philadelphia, PA	Officer
by Macquarie	J.P. Morgan Chase & Co.		Banco Itaú
Philadelphia, PA	New York, NY	Lucinda S. Landreth	International
		Former Chief Investment	Miami, FL
Thomas L. Bennett	Joseph W. Chow	Officer
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Thomas K. Whitford
Delaware Funds	President	New York, NY	Former Vice Chairman
by Macquarie	State Street Corporation		PNC Financial Services Group
Private Investor	Boston, MA		Pittsburgh, PA
Rosemont, PA
Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN
Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Global Real Estate Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

36

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the series portfolios of Delaware Group Adviser Funds (“Funds”), has advised the Audit Committee of the Board of Trustees of the Funds (“Audit Committee”) that, as of the date of the filing of this Annual Report on Form N-CSR, it is in discussions with the staff of the Securities and Exchange Commission (“SEC Staff”), or the SEC, regarding the interpretation and application of Rule 2-01(c)(1)(ii)(A) of Regulation S-X, or the Loan Rule.

The Loan Rule prohibits accounting firms, such as PwC, from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Under the SEC Staff’s interpretation of the Loan Rule, based on information provided to us by PwC, some of PwC’s relationships with its lenders who also own shares of one or more funds within the Delaware Investments Family of Funds investment company complex implicate the Loan Rule, calling into question PwC’s independence with respect to the Funds. PwC believes that, in light of the facts of these lending relationships, its ability to exercise objective judgment with respect to the audit of the Funds has not been impaired.

The Audit Committee has considered the lending relationships described by PwC and has concluded that (1) the lending relationships did not affect PwC’s application of objective judgment in conducting its audits and issuing reports on the Funds’ financial statements; and (2) a reasonable investor with knowledge of the lending relationships described by PwC would reach the same conclusion. In making this determination, the Audit Committee considered, among other things, PwC’s description of the relevant lending relationships and PwC’s representation that its objectivity was not impaired in conducting its audit of the Funds’ financial statements. In connection with this determination, PwC advised the Audit Committee that it believes PwC is independent and it continues to have discussions with the SEC Staff.

If the SEC were ultimately to determine that PwC was not independent with respect to the Funds for certain time periods, the Funds’ filings with the SEC that contain the Funds’ financial statements for such periods would be non-compliant with the applicable securities laws. If the SEC determines that PwC was not independent, among other things, the Funds could be required to have independent audits conducted on the Funds’ previously audited financial statements by another registered public accounting firm for the affected periods. The time involved to conduct such independent audits may impair the Funds’ ability to issue shares. Any of the foregoing possible outcomes potentially could have a material adverse effect on the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® ADVISER FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2017

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2017